TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Investments — 106.7% of net assets

Common Stocks — 73.3%

U.S. Common Stocks — 54.7%

Aerospace & Defense — 2.5%
Axon Enterprise, Inc. (a) (b)	24,508	$17,587,921
Boeing Co. (a) (b)	1,460	315,112
Cadre Holdings, Inc.	71,718	2,618,424
Curtiss-Wright Corp.	40	21,718
General Dynamics Corp. (b)	2,895	987,195
General Electric Co. (b)	21,762	6,546,445
HEICO Corp. (b)	129	41,644
Leonardo DRS, Inc.	399	18,115
Lockheed Martin Corp. (b)	35	17,472
MDA Space Ltd. (a) (b)	81,500	2,029,741
Northrop Grumman Corp. (b)	92	56,057
TAT Technologies Ltd. (a) (b)	20,115	885,663
Textron, Inc.	200	16,898
TransDigm Group, Inc.	4,578	6,033,895
		37,176,300
Air Freight & Logistics — 0.1%
FedEx Corp. (b)	6,864	1,618,600
United Parcel Service, Inc., Class B (b)	181	15,119
		1,633,719
Automobile Components — 0.1%
BorgWarner, Inc.	7,122	313,083
Goodyear Tire & Rubber Co. (a) (b)	197,810	1,479,619
Modine Manufacturing Co. (a) (b)	813	115,576
		1,908,278
Automobiles — 0.5%
General Motors Co.	35,847	2,185,592
Tesla, Inc. (a) (b)	11,907	5,295,208
		7,480,800
Banks — 0.9%
Associated Banc-Corp.	654	16,814
Axos Financial, Inc. (a)	2,961	250,649
Bank of America Corp. (b)	22,366	1,153,862
Business First Bancshares, Inc.	5,603	132,287
Capital Bancorp, Inc.	4,573	145,879
Citigroup, Inc. (b)	11,030	1,119,545
Citizens Financial Group, Inc.	10,401	552,917
ConnectOne Bancorp, Inc.	6,694	166,078

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Customers Bancorp, Inc. (a)	3,106	$203,039
Dime Community Bancshares, Inc.	1,932	57,632
East West Bancorp, Inc.	169	17,990
Esquire Financial Holdings, Inc.	519	52,966
First Citizens BancShares, Inc., Class A	115	205,753
First Financial Bancorp	1,771	44,718
JPMorgan Chase & Co. (b)	9,192	2,899,433
Live Oak Bancshares, Inc.	18,227	641,955
Mechanics Bancorp,Class A (a)	15,183	202,086
Northeast Bank	720	72,115
Old Second Bancorp, Inc.	2,957	51,112
Pinnacle Financial Partners, Inc.	9,002	844,298
PNC Financial Services Group, Inc. (b)	13,255	2,663,327
Prosperity Bancshares, Inc.	3,657	242,642
Synovus Financial Corp.	3,289	161,424
Texas Capital Bancshares, Inc. (a)	8,377	708,108
Truist Financial Corp.	17,578	803,666
Unity Bancorp, Inc.	1,465	71,594
Zions Bancorp NA	1,538	87,020
		13,568,909
Beverages — 0.1%
Celsius Holdings, Inc. (a)	5,779	332,235
Coca-Cola Consolidated, Inc.	137	16,051
PepsiCo, Inc. (b)	2,727	382,980
		731,266
Biotechnology — 1.2%
AbbVie, Inc. (b)	81	18,755
Akero Therapeutics, Inc. (a) (b)	20,387	967,975
Alnylam Pharmaceuticals, Inc. (a) (b)	2,257	1,029,192
ARS Pharmaceuticals, Inc. (a)	41,237	414,432
Biogen, Inc. (a)	5,748	805,180
BioMarin Pharmaceutical, Inc. (a)	15,084	816,949
CG oncology, Inc. (a)	46,528	1,874,148
Exact Sciences Corp. (a)	6,684	365,682
Exelixis, Inc. (a)	21,596	891,915
Humacyte, Inc. (a)	6,563	11,420
Incyte Corp. (a)	22,324	1,893,298
Legend Biotech Corp.- ADR (a) (b)	5,171	168,626
Lite Strategy, Inc. (a)	34,100	82,522
Natera, Inc. (a) (b)	10,730	1,727,208
Neurocrine Biosciences, Inc. (a)	6,054	849,860
Regeneron Pharmaceuticals, Inc. (b)	8,830	4,964,844
Sarepta Therapeutics, Inc. (a)	12,587	242,551
United Therapeutics Corp. (a)	833	349,202
Vericel Corp. (a) (b)	24,685	776,837
		18,250,596

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Broadline Retail — 1.8%
Amazon.com, Inc. (a) (b)	122,340	$26,862,194
Etsy, Inc. (a)	1,126	74,755
		26,936,949
Building Products — 0.2%
Armstrong World Industries, Inc. (b)	578	113,294
Builders FirstSource, Inc. (a) (b)	108	13,095
Hayward Holdings, Inc. (a)	144,465	2,184,311
Tecnoglass, Inc. (b)	11,545	772,476
Trane Technologies PLC (b)	115	48,525
		3,131,701
Capital Markets — 1.7%
Ameriprise Financial, Inc.	273	134,111
Bank of New York Mellon Corp. (b)	8,204	893,971
Blackstone, Inc. (b)	2,976	508,450
Charles Schwab Corp. (b)	30,747	2,935,416
CME Group, Inc. (b)	2,153	581,719
Evercore, Inc., Class A	1,650	556,578
Federated Hermes, Inc.	1,782	92,539
Franklin Resources, Inc.	54,496	1,260,493
Goldman Sachs Group, Inc.	160	128,659
Intercontinental Exchange, Inc. (b)	7,647	1,288,367
Invesco Ltd.	26,111	598,986
Janus Henderson Group PLC	7,581	337,430
KKR & Co., Inc.	24,074	3,128,416
LPL Financial Holdings, Inc.	9,000	2,994,210
MarketAxess Holdings, Inc.	134	23,350
Moody's Corp. (b)	3,673	1,750,111
Morgan Stanley (b)	3,440	546,823
Morningstar, Inc.	234	54,290
MSCI, Inc.	1,384	785,296
Nasdaq, Inc.	12,840	1,135,698
Northern Trust Corp.	892	120,063
Raymond James Financial, Inc.	101	17,433
Robinhood Markets, Inc., Class A (a) (b)	3,143	450,015
S&P Global, Inc. (b)	8,020	3,903,414
State Street Corp.	1,145	132,832
Stifel Financial Corp.	177	20,084
Tradeweb Markets, Inc., Class A	130	14,427
Victory Capital Holdings, Inc., Class A	6,590	426,768
Virtu Financial, Inc., Class A	432	15,336
Virtus Investment Partners, Inc.	1,410	267,942
		25,103,227
Chemicals — 0.5%
AdvanSix, Inc.	5,923	114,788

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Arq, Inc. (a)	32,616	$233,531
Ashland, Inc.	2,912	139,514
CF Industries Holdings, Inc.	186	16,684
DuPont de Nemours, Inc. (b)	215	16,748
Ecolab, Inc. (b)	58	15,884
Flotek Industries, Inc. (a)	24,040	350,984
Huntsman Corp.	1,533	13,766
Ingevity Corp. (a)	10,016	552,783
Linde PLC (b)	6,665	3,165,875
Mosaic Co.	15,439	535,424
Sherwin-Williams Co. (b)	2,456	850,415
Stepan Co.	10,730	511,821
Tronox Holdings PLC	170,158	684,035
		7,202,252
Commercial Services & Supplies — 0.2%
ACV Auctions, Inc., Class A (a)	56,971	564,582
Brink's Co.	6,600	771,276
Cintas Corp. (b)	76	15,600
Civeo Corp.	4,575	105,225
Copart, Inc. (a)	693	31,164
Montrose Environmental Group, Inc. (a)	4,195	115,195
OPENLANE, Inc. (a)	2,615	75,260
Tetra Tech, Inc.	13,384	446,758
Veralto Corp.	4,912	523,668
		2,648,728
Communications Equipment — 0.2%
Arista Networks, Inc. (a) (b)	11,550	1,682,951
BK Technologies Corp. (a)	1,251	105,684
Ciena Corp. (a)	1,622	236,277
Cisco Systems, Inc.	17,060	1,167,245
Extreme Networks, Inc. (a)	7,554	155,990
F5, Inc. (a)	53	17,129
Motorola Solutions, Inc. (b)	37	16,920
		3,382,196
Construction & Engineering — 0.5%
Comfort Systems USA, Inc.	1,323	1,091,713
Dycom Industries, Inc. (a) (b)	445	129,833
EMCOR Group, Inc. (b)	1,055	685,265
Fluor Corp. (a) (b)	41,784	1,757,853
Granite Construction, Inc. (b)	673	73,795
Great Lakes Dredge & Dock Corp. (a) (b)	59,618	714,820
Matrix Service Co. (a)	53,026	693,580
NWPX Infrastructure, Inc. (a) (b)	3,573	189,119
Orion Group Holdings, Inc. (a)	73,085	608,067
Valmont Industries, Inc.	4,851	1,880,878
		7,824,923

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Construction Materials — 0.1%
CRH PLC (b)	6,287	$753,811

Consumer Finance — 0.2%
American Express Co.	162	55,454
Capital One Financial Corp. (b)	4,418	939,178
FirstCash Holdings, Inc.	368	58,299
Green Dot Corp.,Class A (a)	15,247	204,767
Oportun Financial Corp. (a)	97,585	602,099
SLM Corp.	5,854	162,039
SoFi Technologies, Inc. (a)	842	22,246
Synchrony Financial	2,342	166,399
		2,210,481
Consumer Staples Distribution & Retail — 1.0%
Chefs' Warehouse, Inc. (a)	4,859	283,425
Costco Wholesale Corp. (b)	6,876	6,364,632
Dollar General Corp.	2,752	284,419
Dollar Tree, Inc. (a)	28,775	2,715,497
Grocery Outlet Holding Corp. (a)	6,876	110,360
Natural Grocers by Vitamin Cottage, Inc.	6,966	278,640
Sprouts Farmers Market, Inc. (a)	2,919	317,587
Sysco Corp.	3,831	315,444
Walgreens Boots Alliance, Inc. (a)	67,537	35,795
Walmart, Inc. (b)	34,327	3,537,741
		14,243,540
Containers & Packaging — 0.0%
Amcor PLC (b)	1,808	14,789
Crown Holdings, Inc. (b)	3,269	315,753
		330,542
Distributors — 0.0%
A-Mark Precious Metals, Inc.	24,470	633,039

Diversified Consumer Services — 0.4%
ADT, Inc.	134,635	1,172,671
American Public Education, Inc. (a) (b)	10,290	406,146
Bright Horizons Family Solutions, Inc. (a)	1,422	154,387
Duolingo, Inc. (a)	3,446	1,109,061
European Wax Center, Inc., Class A (a)	1,627	6,492
Graham Holdings Co., Class B	17	20,014
Matthews International Corp., Class A (b)	13,586	329,868
Mister Car Wash, Inc. (a)	442,053	2,356,142
WW International, Inc. (a)	10,209	279,318
		5,834,099

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Diversified Telecommunication Services — 0.2%
Cogent Communications Holdings, Inc.	5,998	$230,023
Globalstar, Inc. (a)	54,327	1,976,960
Verizon Communications, Inc. (b)	1,582	69,529
		2,276,512
Electric Utilities — 0.1%
Edison International (b)	5,549	306,749
NRG Energy, Inc. (b)	1,167	188,996
PG&E Corp. (b)	50,306	758,614
		1,254,359
Electrical Equipment — 0.4%
Acuity, Inc.	948	326,482
AMETEK, Inc. (b)	780	146,640
Bloom Energy Corp., Class A (a) (b)	466	39,410
EnerSys	995	112,395
Enovix Corp. (a) (b)	88,747	884,808
Fluence Energy, Inc. (a) (b)	134,877	1,456,672
GE Vernova, Inc. (b)	2,483	1,526,797
Net Power, Inc. (a) (b)	156,531	471,158
NEXTracker, Inc., Class A (a)	13,550	1,002,564
Regal Rexnord Corp. (b)	276	39,589
Vertiv Holdings Co., Class A	3,050	460,123
		6,466,638
Electronic Equipment, Instruments & Components — 1.0%
Advanced Energy Industries, Inc.	2,575	438,111
Amphenol Corp., Class A (b)	53,398	6,608,003
Arrow Electronics, Inc. (a)	3,770	456,170
Bel Fuse, Inc., Class B	598	84,330
Corning, Inc.	497	40,769
Evolv Technologies Holdings, Inc. (a)	13,466	101,668
Napco Security Technologies, Inc.	16,415	705,024
PAR Technology Corp. (a)	13,698	542,167
Powerfleet, Inc. NJ (a)	546,483	2,863,571
Rogers Corp. (a)	5,135	413,162
Teledyne Technologies, Inc. (a)	3,482	2,040,591
Zebra Technologies Corp., Class A (a)	58	17,235
		14,310,801
Energy Equipment & Services — 0.7%
Atlas Energy Solutions, Inc. (b)	10,818	123,001
Bristow Group, Inc. (a) (b)	12,077	435,738
Halliburton Co.	2,605	64,083
Helix Energy Solutions Group, Inc. (a)	115,975	760,796
Innovex International, Inc. (a)	19,200	355,968

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

National Energy Services Reunited Corp. (a) (b)	54,971	$564,003
Oceaneering International, Inc. (a)	65,187	1,615,334
Schlumberger NV	31,452	1,081,005
Select Water Solutions, Inc. (b)	23,149	247,463
Solaris Energy Infrastructure, Inc.	53,831	2,151,625
TETRA Technologies, Inc. (a)	176,249	1,013,432
Tidewater, Inc. (a)	24,868	1,326,210
Weatherford International PLC	1,198	81,979
		9,820,637
Entertainment — 1.0%
Electronic Arts, Inc.	6,330	1,276,761
Liberty Media Corp.-Liberty Formula One, Class C (a)	388	40,527
Live Nation Entertainment, Inc. (a)	25	4,085
Madison Square Garden Sports Corp. (a)	10,593	2,404,611
Netflix, Inc. (a) (b)	5,105	6,120,487
ROBLOX Corp., Class A (a)	19,654	2,722,472
Roku, Inc. (a)	12,450	1,246,618
Spotify Technology SA (a) (b)	1,296	904,608
TKO Group Holdings, Inc.	1,305	263,558
Walt Disney Co. (b)	156	17,862
		15,001,589
Financial Services — 2.4%
Affirm Holdings, Inc. (a)	2,312	168,961
Alerus Financial Corp.	2,545	56,346
American Bitcoin Corp. (a)	12,250	245,000
Berkshire Hathaway, Inc., Class B (a) (b)	16,082	8,085,065
Chime Financial, Inc., Class A (a)	60,504	1,220,366
Corebridge Financial, Inc.	2,738	87,753
Corpay, Inc. (a)	2,330	671,180
Euronet Worldwide, Inc. (a)	171	15,015
Fidelity National Information Services, Inc.	10,084	664,939
Fiserv, Inc. (a)	1,003	129,317
Global Payments, Inc.	8,550	710,334
Jackson Financial, Inc., Class A	69	6,985
Mastercard, Inc., Class A (b)	28	15,927
MGIC Investment Corp.	597	16,937
Paymentus Holdings, Inc., Class A (a)	3,519	107,681
PayPal Holdings, Inc. (a)	15,340	1,028,700
Repay Holdings Corp. (a)	114,224	597,392
Shift4 Payments, Inc., Class A (a)	12,944	1,001,866
Swiftmerge Acquisition Corp. (a) (f) (g) (h)	1,728	7,266
Visa, Inc., Class A (b)	60,351	20,602,624
		35,439,654
Food Products — 0.2%
Darling Ingredients, Inc. (a)	49,435	1,526,058
Freshpet, Inc. (a)	368	20,281
Kellanova	682	55,938

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Lifeway Foods, Inc. (a)	3,666	$101,768
Mama's Creations, Inc. (a)	23,046	242,213
Pilgrim's Pride Corp.	1,496	60,917
Tyson Foods, Inc., Class A	4,869	264,387
		2,271,562
Ground Transportation — 0.5%
JB Hunt Transport Services, Inc. (b)	3,588	481,402
Knight-Swift Transportation Holdings, Inc. (b)	357	14,105
Lyft, Inc., Class A (a) (b)	65,837	1,449,072
Norfolk Southern Corp. (b)	55	16,523
Saia, Inc. (a)	2,620	784,323
Uber Technologies, Inc. (a) (b)	52,959	5,188,393
Union Pacific Corp. (b)	143	33,801
		7,967,619
Health Care Equipment & Supplies — 1.4%
Boston Scientific Corp. (a) (b)	8,138	794,513
Ceribell, Inc. (a)	58,444	671,522
Dentsply Sirona, Inc.	15,747	199,829
Dexcom, Inc. (a)	770	51,813
Haemonetics Corp. (a)	17,633	859,432
IDEXX Laboratories, Inc. (a)	7,728	4,937,342
Insulet Corp. (a)	46	14,202
Intuitive Surgical, Inc. (a) (b)	1,661	742,849
LivaNova PLC (a)	1,967	103,031
Medtronic PLC (b)	2,345	223,338
Merit Medical Systems, Inc. (a)	21,226	1,766,640
SANUWAVE Health, Inc. (a)	11,302	423,599
Stryker Corp. (b)	22,871	8,454,723
Treace Medical Concepts, Inc. (a)	91,602	614,649
Zimvie, Inc. (a) (b)	34,455	652,578
		20,510,060
Health Care Providers & Services — 1.5%
agilon health, Inc. (a)	1,517,997	1,563,537
AirSculpt Technologies, Inc. (a)	36,741	294,663
Centene Corp. (a)	79,032	2,819,862
CVS Health Corp. (b)	10,991	828,611
HCA Healthcare, Inc. (b)	47	20,031
HealthEquity, Inc. (a)	38,734	3,670,821
McKesson Corp. (b)	5,539	4,279,099
Molina Healthcare, Inc. (a)	8,518	1,630,004
NeoGenomics, Inc. (a)	213,229	1,646,128
Oncology Institute, Inc. (a)	364,495	1,272,088
Progyny, Inc. (a) (b)	48,182	1,036,877
Talkspace, Inc. (a)	218,918	604,214
Tenet Healthcare Corp. (a)	5,280	1,072,051
UnitedHealth Group, Inc. (b)	3,044	1,051,093

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Universal Health Services, Inc., Class B	464	$94,860
		21,883,939
Health Care REITs — 0.0%
Ventas, Inc. (b)	241	16,868
Welltower, Inc. (b)	101	17,992
		34,860
Health Care Technology — 0.3%
OptimizeRx Corp. (a)	40,185	823,793
Phreesia, Inc. (a)	98,208	2,309,852
Veeva Systems, Inc., Class A (a)	2,400	714,984
		3,848,629
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc., Class A (a) (b)	8,139	988,237
Aramark (b)	4,811	184,742
Booking Holdings, Inc. (b)	1,169	6,311,747
Carnival Corp. (a) (b)	25,381	733,765
Chipotle Mexican Grill, Inc. (a) (b)	6,619	259,399
Darden Restaurants, Inc.	1,034	196,832
Domino's Pizza, Inc. (b)	1,056	455,886
DoorDash, Inc., Class A (a) (b)	6,847	1,862,315
DraftKings, Inc., Class A (a) (b)	19,624	733,938
Expedia Group, Inc. (b)	5,863	1,253,216
Hilton Worldwide Holdings, Inc. (b)	2,479	643,152
Las Vegas Sands Corp. (b)	288	15,491
Marriott International, Inc., Class A	19,575	5,098,113
MGM Resorts International (a)	14,541	503,991
Nathan's Famous, Inc.	2,775	307,303
Norwegian Cruise Line Holdings Ltd. (a)	129,849	3,198,181
Sweetgreen, Inc., Class A (a)	105,188	839,400
Texas Roadhouse, Inc. (b)	5,967	991,417
Viking Holdings Ltd. (a) (b)	325	20,202
Wendy's Co.	68,774	629,970
Wingstop, Inc.	867	218,207
		25,445,504
Household Durables — 0.2%
Champion Homes, Inc. (a) (b)	2,042	155,947
DR Horton, Inc. (b)	507	85,921
Garmin Ltd. (b)	4,074	1,003,100
Mohawk Industries, Inc. (a) (b)	1,955	252,039
Toll Brothers, Inc. (b)	7,391	1,020,993
		2,518,000

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Household Products — 0.7%
Church & Dwight Co., Inc.	49,901	$4,372,824
Procter & Gamble Co. (b)	40,678	6,250,175
		10,622,999
Independent Power & Renewable Electricity Producers — 0.0%
Vistra Corp. (b)	2,835	555,433

Industrial Conglomerates — 0.2%
3M Co. (b)	4,447	690,085
Honeywell International, Inc. (b)	14,010	2,949,105
		3,639,190
Insurance — 0.8%
Allstate Corp.	79	16,957
American International Group, Inc.	2,223	174,594
Axis Capital Holdings Ltd.	16,049	1,537,494
Brown & Brown, Inc.	13,000	1,219,270
Chubb Ltd. (b)	614	173,302
Cincinnati Financial Corp.	550	86,955
CNA Financial Corp.	2,245	104,303
Everest Group Ltd.	1,650	577,879
Fidelity National Financial, Inc.	56,332	3,407,523
Globe Life, Inc.	3,346	478,378
Hartford Insurance Group, Inc.	2,343	312,533
Kemper Corp.	8,549	440,701
MetLife, Inc.	852	70,179
Old Republic International Corp.	412	17,498
Primerica, Inc.	58	16,100
Progressive Corp. (b)	7,236	1,786,930
Reinsurance Group of America, Inc.	1,872	359,667
Selective Insurance Group, Inc.	10,015	811,916
Travelers Cos., Inc.	63	17,591
Unum Group	202	15,712
		11,625,482
Interactive Media & Services — 3.5%
Alphabet, Inc., Class A (b)	64,378	15,650,292
Alphabet, Inc., Class C	12,204	2,972,284
Match Group, Inc.	20,273	716,042
Meta Platforms, Inc., Class A (b)	37,110	27,252,842
Pinterest, Inc., Class A (a)	55,470	1,784,470
ZoomInfo Technologies, Inc. (a)	268,979	2,934,561
		51,310,491
IT Services — 1.7%
Akamai Technologies, Inc. (a)	4,308	326,374

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Cloudflare, Inc., Class A (a)	64,120	$13,759,511
Commerce.com, Inc. (a)	153,362	765,276
Gartner, Inc. (a)	815	214,239
GoDaddy, Inc., Class A (a)	555	75,941
Grid Dynamics Holdings, Inc. (a)	133,243	1,027,303
Kyndryl Holdings, Inc. (a)	8,589	257,928
MongoDB, Inc. (a)	1,924	597,171
Okta, Inc. (a)	7,331	672,253
Snowflake, Inc. (a) (b)	28,915	6,521,778
VeriSign, Inc.	3,249	908,323
		25,126,097
Leisure Products — 0.2%
Clarus Corp.	166,802	583,807
Hasbro, Inc. (b)	7,292	553,098
Latham Group, Inc. (a) (b)	139,839	1,064,175
		2,201,080
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc. (b)	133	17,071
Charles River Laboratories International, Inc. (a) (b)	166	25,972
Danaher Corp. (b)	79	15,662
Illumina, Inc. (a)	3,941	374,277
IQVIA Holdings, Inc. (a) (b)	5,924	1,125,205
Maravai LifeSciences Holdings, Inc., Class A (a)	218,197	626,225
Medpace Holdings, Inc. (a)	2,528	1,299,796
Mettler-Toledo International, Inc. (a)	3,606	4,426,762
Repligen Corp. (a) (b)	1,603	214,273
Thermo Fisher Scientific, Inc. (b)	37	17,946
Waters Corp. (a)	23,283	6,980,476
West Pharmaceutical Services, Inc.	1,108	290,662
		15,414,327
Machinery — 0.5%
Allison Transmission Holdings, Inc.	2,058	174,683
Chart Industries, Inc. (a) (b)	804	160,921
Cummins, Inc.	620	261,869
Deere & Co. (b)	186	85,050
Enerpac Tool Group Corp. (b)	10,848	444,768
Flowserve Corp.	8,403	446,535
Lincoln Electric Holdings, Inc. (b)	8	1,887
Mayville Engineering Co., Inc. (a)	21,647	297,863
Mueller Industries, Inc.	3,898	394,127
PACCAR, Inc.	157	15,436
RBC Bearings, Inc. (a)	5,887	2,297,637
Standex International Corp. (b)	658	139,430
Stanley Black & Decker, Inc. (b)	14,819	1,101,496
Toro Co.	936	71,323
Wabash National Corp.	38,627	381,249
Westinghouse Air Brake Technologies Corp. (b)	82	16,439

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Xylem, Inc. (b)	2,237	$329,958
		6,620,671
Media — 0.4%
Charter Communications, Inc., Class A (a)	2,586	711,421
DoubleVerify Holdings, Inc. (a)	1,655	19,827
EchoStar Corp., Class A (a)	31,639	2,415,954
Integral Ad Science Holding Corp. (a)	49,498	503,395
Liberty Broadband Corp., Class C (a)	246	15,631
Magnite, Inc. (a)	1,417	30,862
New York Times Co., Class A	1,740	99,876
News Corp., Class A	3,925	120,537
PubMatic, Inc., Class A (a)	96,076	795,509
Thryv Holdings, Inc. (a)	112,526	1,357,064
		6,070,076
Metals & Mining — 0.6%
Carpenter Technology Corp.	1,991	488,870
Coeur Mining, Inc. (a) (b)	59,000	1,106,836
Constellium SE (a)	5,475	81,468
Ferroglobe PLC	115,544	525,725
Freeport-McMoRan, Inc. (b)	45,197	1,772,626
Ivanhoe Electric, Inc. (a)	26,247	329,400
Metallus, Inc. (a)	893	14,761
Newmont Corp. (b)	2,814	237,248
Newmont Corp.CDI	19,541	1,678,669
Nucor Corp.	773	104,687
Perpetua Resources Corp. (a) (b)	62,800	1,270,444
Ramaco Resources, Inc., Class A (a)	2,208	73,284
Reliance, Inc.	51	14,322
Royal Gold, Inc.	2,249	451,104
Ryerson Holding Corp.	19,468	445,039
		8,594,483
Oil, Gas & Consumable Fuels — 0.9%
Antero Resources Corp. (a)	14,940	501,386
Cheniere Energy, Inc. (b)	3,890	914,072
Chevron Corp. (b)	3,595	558,268
Chord Energy Corp.	161	15,999
CNX Resources Corp. (a)	508	16,317
ConocoPhillips (b)	4,786	452,708
Devon Energy Corp.	11,604	406,836
Energy Fuels, Inc. (a)	20,145	309,226
EQT Corp.	1,159	63,084
Excelerate Energy, Inc., Class A (b)	11,555	291,071
Expand Energy Corp. (b)	16,901	1,795,562
Exxon Mobil Corp. (b)	6,224	701,756
Kinder Morgan, Inc.	557	15,769
Marathon Petroleum Corp.	698	134,533
Matador Resources Co.	4,988	224,111

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Nordic American Tankers Ltd.	192,295	$603,806
Ovintiv, Inc.	12,214	493,201
PBF Energy, Inc., Class A	3,647	110,030
Range Resources Corp.	89,824	3,380,975
Shell PLC- ADR (b)	7,592	543,056
Targa Resources Corp.	148	24,796
Ur-Energy, Inc. (a)	437,795	783,653
Uranium Energy Corp. (a) (b)	45,100	601,634
Valero Energy Corp.	745	126,844
Venture Global, Inc., Class A (b)	2,470	35,049
Williams Cos., Inc. (b)	264	16,724
		13,120,466
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	511	45,397

Passenger Airlines — 0.0%
Delta Air Lines, Inc. (b)	1,787	101,412
United Airlines Holdings, Inc. (a) (b)	614	59,251
		160,663
Personal Care Products — 0.0%
BellRing Brands, Inc. (a)	10,964	398,541
Upexi, Inc. (a)	61,900	284,740
		683,281
Pharmaceuticals — 0.8%
Bristol-Myers Squibb Co. (b)	7,789	351,284
Corcept Therapeutics, Inc. (a)	4,640	385,630
Eli Lilly & Co. (b)	1,239	945,357
Johnson & Johnson (b)	10,699	1,983,809
Liquidia Corp. (a)	43,778	995,512
Merck & Co., Inc. (b)	18,435	1,547,250
Mind Medicine MindMed, Inc. (a)	3,133	36,938
Perrigo Co. PLC (b)	12,312	274,188
Pfizer, Inc. (b)	95,221	2,426,231
scPharmaceuticals, Inc. (a)	9,831	55,742
Xeris Biopharma Holdings, Inc. (a)	89,546	728,904
Zoetis, Inc. (b)	18,459	2,700,921
		12,431,766
Professional Services — 1.2%
Amentum Holdings, Inc. (a)	34,419	824,335
Automatic Data Processing, Inc. (b)	36,527	10,720,675
Booz Allen Hamilton Holding Corp.	6,163	615,992
CBIZ, Inc. (a)	6,290	333,118
Clarivate PLC (a)	22,382	85,723
Concentrix Corp.	13,251	611,534

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Equifax, Inc.	8,034	$2,060,962
First Advantage Corp. (a)	42,834	659,215
Huron Consulting Group, Inc. (a)	2,581	378,813
Leidos Holdings, Inc.	114	21,541
ManpowerGroup, Inc.	3,357	127,230
Paylocity Holding Corp. (a)	1,240	197,495
Robert Half, Inc.	13,880	471,642
Science Applications International Corp.	148	14,707
SS&C Technologies Holdings, Inc.	3,717	329,921
Verra Mobility Corp. (a)	1,305	32,234
		17,485,137
Real Estate Management & Development — 0.1%
Anywhere Real Estate, Inc. (a) (b)	67,827	718,288
Compass, Inc.,Class A (a) (b)	507	4,071
CoStar Group, Inc. (a) (b)	2,149	181,311
Seaport Entertainment Group, Inc. (a)	9,622	220,537
		1,124,207
Semiconductors & Semiconductor Equipment — 7.1%
Advanced Micro Devices, Inc. (a) (b)	33,171	5,366,736
Analog Devices, Inc. (b)	3,219	790,908
Astera Labs, Inc. (a)	7,831	1,533,310
Broadcom, Inc.	12,062	3,979,374
Cirrus Logic, Inc. (a)	755	94,594
Enphase Energy, Inc. (a)	13,270	469,625
First Solar, Inc. (a)	15,314	3,377,196
GLOBALFOUNDRIES, Inc. (a)	474	16,988
Intel Corp. (a) (b)	82,198	2,757,743
KLA Corp. (b)	526	567,344
Lam Research Corp. (b)	8,720	1,167,608
Microchip Technology, Inc.	9,635	618,760
Micron Technology, Inc. (b)	15,042	2,516,827
Monolithic Power Systems, Inc.	4	3,683
NVIDIA Corp. (b)	354,520	66,146,342
PDF Solutions, Inc. (a)	13,429	346,737
QUALCOMM, Inc. (b)	3,623	602,722
Silicon Laboratories, Inc. (a)	1,436	188,303
SiTime Corp. (a)	157	47,306
Synaptics, Inc. (a)	521	35,605
Texas Instruments, Inc. (b)	57,224	10,513,765
Universal Display Corp.	17,600	2,527,888
		103,669,364
Software — 6.5%
Adobe, Inc. (a) (b)	6,762	2,385,295
Atlassian Corp., Class A (a)	5,396	861,741
AvePoint, Inc. (a)	20,376	305,844
Bill Holdings, Inc. (a)	78,394	4,152,530
Blackbaud, Inc. (a)	21,086	1,356,041

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Box, Inc., Class A (a)	9,294	$299,917
Cadence Design Systems, Inc. (a) (b)	360	126,454
Cerence, Inc. (a)	4,872	60,705
Circle Internet Group, Inc. (a)	6,141	814,174
Commvault Systems, Inc. (a)	2,969	560,488
Confluent, Inc., Class A (a)	93,838	1,857,992
Crowdstrike Holdings, Inc., Class A (a)	8,466	4,151,557
Datadog, Inc., Class A (a)	44,238	6,299,491
Docusign, Inc. (a)	3,166	228,237
Dolby Laboratories, Inc., Class A	213	15,415
Elastic NV (a)	6,408	541,412
Fair Isaac Corp. (a)	75	112,240
Fortinet, Inc. (a)	55,789	4,690,739
Freshworks, Inc., Class A (a)	2,715	31,956
Gen Digital, Inc.	6,809	193,307
Gitlab, Inc., Class A (a)	27,001	1,217,205
Guidewire Software, Inc. (a)	4,182	961,274
HubSpot, Inc. (a)	1,675	783,565
Informatica, Inc., Class A (a)	4,283	106,390
Intuit, Inc. (b)	6,488	4,430,720
Manhattan Associates, Inc. (a)	3,509	719,275
Meridianlink, Inc. (a)	26,206	522,286
Microsoft Corp. (b)	56,261	29,140,385
Monday.com Ltd. (a)	13,583	2,630,891
N-able, Inc. (a)	102,122	796,552
NCR Voyix Corp. (a)	462,967	5,810,236
Netskope, Inc., Class A (a) (b)	16,900	384,137
Nutanix, Inc., Class A (a)	13,833	1,029,037
Oracle Corp.	7,603	2,138,268
Palantir Technologies, Inc., Class A (a) (b)	31,542	5,753,892
Palo Alto Networks, Inc. (a) (b)	6,522	1,328,010
Qualys, Inc. (a)	518	68,547
Rimini Street, Inc. (a)	44,199	206,851
Roper Technologies, Inc. (b)	98	48,872
Rubrik, Inc., Class A (a)	4,229	347,835
Salesforce, Inc. (b)	12,807	3,035,259
ServiceNow, Inc. (a)	510	469,343
Sprinklr, Inc., Class A (a)	58,399	450,840
Sprout Social, Inc., Class A (a)	35,164	454,319
UiPath, Inc., Class A (a)	17,044	228,049
Weave Communications, Inc. (a)	121,868	814,078
Workday, Inc., Class A (a)	1,688	406,352
Xperi, Inc. (a)	18,164	117,703
Zoom Communications, Inc. (a)	10,781	889,432
Zscaler, Inc. (a)	4,161	1,246,860
		95,581,998
Specialized REITs — 0.1%
Extra Space Storage, Inc. (b)	7,630	1,075,372
SBA Communications Corp.	77	14,888
		1,090,260

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Specialty Retail — 0.9%
Abercrombie & Fitch Co., Class A (a)	6,588	$563,603
Arhaus, Inc. (a)	121,855	1,295,319
Bath & Body Works, Inc.	1,762	45,389
Best Buy Co., Inc. (b)	13,082	989,261
CarMax, Inc. (a)	13,786	618,578
Chewy, Inc., Class A (a)	49,610	2,006,725
Dick's Sporting Goods, Inc.	1,852	411,551
Gap, Inc.	23,766	508,355
MarineMax, Inc. (a)	34,296	868,718
ODP Corp. (a)	1,665	46,370
Ross Stores, Inc. (b)	432	65,832
TJX Cos., Inc. (b)	39,230	5,670,304
		13,090,005
Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc. (b)	130,144	33,138,567
Dell Technologies, Inc., Class C	4,128	585,227
HP, Inc.	610	16,610
NetApp, Inc.	765	90,622
Pure Storage, Inc., Class A (a)	3,805	318,897
Sandisk Corp. (a)	3,767	422,657
Seagate Technology Holdings PLC	3,979	939,283
Western Digital Corp.	5,100	612,306
		36,124,169
Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc. (a)	2,612	218,233
Deckers Outdoor Corp. (a) (b)	4,161	421,800
NIKE, Inc., Class B (b)	34,315	2,392,785
Tapestry, Inc. (b)	9,781	1,107,405
VF Corp.	3,845	55,483
		4,195,706
Tobacco — 0.7%
Altria Group, Inc. (b)	9,086	600,221
Philip Morris International, Inc. (b)	61,355	9,951,781
		10,552,002
Trading Companies & Distributors — 0.1%
Air Lease Corp.	7,195	457,962
Ferguson Enterprises, Inc. (b)	1,440	323,395
		781,357
Water Utilities — 0.0%
Consolidated Water Co. Ltd. (b)	3,506	123,692

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

H2O America (b)	993	$48,359
		172,051
Wireless Telecommunication Services — 0.0%
T-Mobile U.S., Inc. (b)	1,138	272,414
Telephone & Data Systems, Inc. (b)	5,995	235,244
		507,658
Total U.S. Common Stocks (Cost $656,600,884)		802,631,535

Foreign Common Stocks — 18.6%

Argentina — 0.1%
Cresud SACIF y A - SPADR (a) (c)	87,952	809,158

Australia — 0.5%
Deterra Royalties Ltd. (c)	184,702	487,662
Glencore PLC (a)	472,176	2,182,043
Meteoric Resources NL (a)	6,114,077	584,731
Paladin Energy Ltd. (a) (c)	294,777	1,584,344
Paladin Energy Ltd. (a) (c)	444,182	2,459,614
Rio Tinto PLC - SPADR (b)	3,138	207,139
Silex Systems Ltd. (a)	35,376	154,852
		7,660,385
Brazil — 0.8%
BrasilAgro - Co. Brasileira de Propriedades Agricolas	120,600	458,857
Centrais Eletricas Brasileiras SA	203,202	2,005,199
Itau Unibanco Holding SA - ADR	4,773	35,034
MercadoLibre, Inc. (a)	2,438	5,697,460
NU Holdings Ltd., Class A (a)	21,878	350,267
Petroleo Brasileiro SA - Petrobras - SPADR (b)	3,055	38,676
Sigma Lithium Corp. (a)	75,943	486,794
Vale SA	187,391	2,027,333
Vale SA - SPADR	636	6,907
		11,106,527
Burkina Faso — 0.1%
IAMGOLD Corp. (a)	103,000	1,330,704

Cameroon, United Republic Of — 0.1%
Golar LNG Ltd.	23,523	950,564

Canada — 5.6%
AG Growth International, Inc.	35,000	914,673
Algoma Steel Group, Inc.	41,391	146,922
Algoma Steel Group, Inc.	9,873	35,098

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Altus Group Ltd. (b)	20,300	$867,020
Americas Gold & Silver Corp. (a) (b)	1,097,212	4,091,778
Asante Gold Corp. (a) (f)	450,000	759,862
Barrick Mining Corp.	54,271	1,778,461
Barrick Mining Corp. (b)	58,900	1,934,554
Bear Creek Mining Corp. (a)	424,151	198,102
Bitcoin Treasury Corp. (a)	73,700	390,821
BlackBerry Ltd. (a) (b)	291,219	1,420,836
Boralex, Inc.,Class A (b)	24,000	468,549
Brookfield Corp. (b)	1,548	106,162
Cameco Corp. - TSX Shares (b)	17,300	1,451,922
Canaccord Genuity Group, Inc. (b)	121,400	936,866
Capstone Copper Corp. (a) (b)	336,176	2,855,213
Champion Iron Ltd. (c)	53,402	165,672
Cineplex, Inc. (a) (b)	73,400	629,731
Culico Metals, Inc. (a) (f)	58,650	8,218
Definity Financial Corp. (b)	20,200	1,038,231
Denison Mines Corp. (a)	549,495	1,511,111
Dominion Lending Centres, Inc. (b)	37,000	284,472
Dye & Durham Ltd.	125,700	668,377
ECN Capital Corp. (b)	480,251	980,034
Enerflex Ltd. (b)	94,200	1,015,982
Equinox Gold Corp. (a)	36,515	409,046
Equinox Gold Corp. (a)	99,472	1,116,076
Foran Mining Corp. (a)	260,503	728,143
Global Atomic Corp. (a)	138,100	75,416
Highlander Silver Corp. (a)	884,600	2,726,833
Hudbay Minerals, Inc.	12,296	186,407
Hudbay Minerals, Inc.	79,815	1,208,953
i-80 Gold Corp. (a)	1,083,800	1,035,462
i-80 Gold Corp. (a)	100	96
International Tower Hill Mines Ltd. (a)	376,174	616,925
Keyera Corp. (b)	23,400	763,354
Kraken Robotics, Inc. (a) (b)	239,200	780,318
Lithium Argentina AG (a)	606,128	2,024,467
MEG Energy Corp.	74,041	1,493,908
Minera Alamos, Inc. (a) (f)	3,532,200	1,294,274
Mx2 Mining, Inc. (a) (f)	198,300	71,244
Neo Performance Materials, Inc.	192,558	2,746,480
NexGen Energy Ltd. (a)	139,226	1,246,073
NGEx Minerals Ltd. (a)	22,900	426,999
North American Construction Group Ltd.	41,600	590,955
Northern Dynasty Minerals Ltd. (a) (c)	588,789	706,547
Northern Dynasty Minerals Ltd. (a) (c)	752,336	913,593
Novagold Resources, Inc. (a)	360,002	3,168,018
Nutrien Ltd.	20,369	1,195,864
NuVista Energy Ltd. (a) (b)	80,100	925,493
Pasofino Gold Ltd. (a)	61,000	21,477
Power Metallic Mines, Inc. (a)	337,470	351,607
Propel Holdings, Inc. (b)	45,900	968,989
Sandstorm Gold Ltd.	37,008	463,340
Seabridge Gold, Inc. (a) (c)	101,511	2,448,605
Seabridge Gold, Inc. (a)	104,006	2,511,745

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Shopify, Inc., Class A (a)	99,895	$14,845,396
Silver Tiger Metals, Inc. (a)	1,388,900	758,471
Solaris Resources, Inc. (a) (b)	226,000	1,442,035
Somerset Energy Partners Corp. (a) (f) (g) (h)	130,200	32,744
Sprott Physical Uranium Trust	183,261	3,664,693
Tamarack Valley Energy Ltd. (b)	212,600	924,215
Taseko Mines Ltd. (a)	84,585	357,795
Teck Resources Ltd., Class B	7,855	344,756
Uranium Royalty Corp. (a)	16,032	68,938
Victoria Gold Corp./Vancouver (a) (f)	225,800	1,622
Vox Royalty Corp.	158,400	681,120
Well Health Technologies Corp. (a) (b)	63,700	235,265
Western Copper & Gold Corp. (a)	341,385	677,030
		81,909,454
Cayman Islands — 0.1%
Accelerant Holdings, Class A (a)	45,715	680,696
XTAO, Inc. (a)	99,000	94,050
		774,746
Chile — 0.2%
Empresa Nacional de Telecomunicaciones SA	418,605	1,476,000
Lundin Mining Corp.	45,918	684,959
Sociedad Quimica y Minera de Chile SA - SPADR (a)	14,724	632,838
		2,793,797
China — 0.4%
Baidu, Inc., Class A (a)	128,150	2,123,955
CGN Power Co. Ltd., Class H (d) (c)	3,978,000	1,478,265
Changgang Dunxin Enterprise Co. Ltd. (a) (f) (g)	4,640,000	—
China Communications Services Corp. Ltd., Class H	1,802,000	1,067,015
China Gas Holdings Ltd. (c)	333,200	326,262
China Reinsurance Group Corp., Class H	459,000	91,518
Guangshen Railway Co. Ltd., Class H	2,272,000	730,504
JD.com, Inc. - ADR (b)	7,574	264,939
		6,082,458
Colombia — 0.1%
Aris Mining Corp. (a)	90,862	890,535

Congo — 0.2%
Ivanhoe Mines Ltd., Class A (a) (c)	209,240	2,219,144

Costa Rica — 0.1%
Establishment Labs Holdings, Inc. (a)	27,970	1,146,490

Denmark — 0.6%
Coloplast AS, Class B	39,459	3,377,453

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Novo Nordisk AS, Class B	87,151	$4,810,362
		8,187,815
Finland — 0.0%
Nanoform Finland PLC (a)	261,974	396,447

France — 1.6%
Amundi SA (d)	8,934	711,514
Carrefour SA	131,723	1,994,480
Eramet SA (c)	21,382	1,409,542
EssilorLuxottica SA	11,974	3,905,631
Euroapi SA (a)	150,952	548,762
L'Oreal SA	20,524	8,893,103
LVMH Moet Hennessy Louis Vuitton SE	8,891	5,440,262
Sequans Communications SA - ADR (a)	13,698	129,583
Sequans Communications SA - ADR (a)	11	101
Teleperformance SE (c)	6,803	507,167
		23,540,145
Germany — 0.5%
ATAI Life Sciences NV (a) (b)	29,186	154,394
BASF SE	6,476	322,789
BioNTech SE - ADR (a) (b)	23,859	2,352,975
K&S AG	238,822	3,233,830
Orion SA	52,672	399,254
SAP SE - SPADR (b)	1,463	390,928
		6,854,170
Hong Kong — 0.1%
Bank of East Asia Ltd.	117,800	183,388
CECEP COSTIN New Materials Group Ltd. (a) (f) (g)	1,736,000	—
Futu Holdings Ltd. - ADR	2,617	455,123
Hi Sun Technology China Ltd. (a)	4,344,000	295,859
Hua Han Health Industry Holdings Ltd. (a) (f) (g)	6,984,000	—
Luks Group Vietnam Holdings Co. Ltd.	1,682,000	210,865
PAX Global Technology Ltd.	189,000	140,117
		1,285,352
India — 0.0%
HDFC Bank Ltd. - ADR (b)	7,293	249,129
ICICI Bank Ltd. - SPADR (b)	15,609	471,860
		720,989
Indonesia — 0.4%
First Pacific Co. Ltd.	473,000	396,739
First Resources Ltd.	658,400	857,631
Golden Agri-Resources Ltd.	16,155,300	3,692,343
Indah Kiat Pulp & Paper Tbk. PT	653,600	288,584
Media Nusantara Citra Tbk. PT (a)	18,001,800	324,368

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

United Tractors Tbk. PT	247,700	$398,789
		5,958,454
Ireland — 0.1%
Accenture PLC, Class A	5,712	1,408,579
AerCap Holdings NV	1,662	201,102
GH Research PLC (a)	22,734	325,096
		1,934,777
Israel — 0.2%
Global-e Online Ltd. (a)	28,836	1,031,175
Nice Ltd. - SPADR (a)	1,493	216,157
SimilarWeb Ltd. (a)	178,838	1,663,193
		2,910,525
Italy — 0.1%
Prysmian SpA	18,021	1,800,012
Stevanato Group SpA (b)	5,906	152,080
		1,952,092
Japan — 0.4%
Electric Power Development Co. Ltd.	37,000	694,572
Fukuda Corp.	8,600	409,607
Inpex Corp.	47,900	861,526
Japan Petroleum Exploration Co. Ltd. (c)	94,600	827,743
Kamigumi Co. Ltd.	23,700	719,439
Kato Sangyo Co. Ltd.	8,800	346,860
Kyorin Pharmaceutical Co. Ltd.	116,000	1,161,147
Suzuken Co. Ltd.	6,100	240,027
West Japan Railway Co. (c)	46,200	1,012,791
		6,273,712
Kazakhstan — 0.2%
Halyk Savings Bank of Kazakhstan JSC - GDR (e)	18,848	474,299
NAC Kazatomprom JSC - GDR, 144A Shares (d)	57,345	3,056,488
		3,530,787
Lebanon — 0.0%
Solidere - ADR (a) (e) (f) (g)	38,451	490,539

Macau — 0.0%
SJM Holdings Ltd. (a) (c)	1,587,000	677,093

Malaysia — 0.1%
Genting Plantations Bhd.	550,400	634,191
Hong Leong Financial Group Bhd.	13,100	53,552

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Oriental Holdings Bhd.	371,500	$606,182
		1,293,925
Mexico — 0.1%
Borr Drilling Ltd. (a) (c)	115,314	310,195
Coca-Cola Femsa SAB de CV - SPADR	3,472	288,523
Nemak SAB de CV (a) (d)	1,791,588	418,707
Orbia Advance Corp. SAB de CV	538,395	523,005
		1,540,430
Myanmar — 0.0%
Yoma Strategic Holdings Ltd. (a)	3,695,700	250,037

Netherlands — 0.1%
Argenx SE - ADR (a) (b)	20	14,751
ASML Holding NV (b)	583	564,397
NXP Semiconductors NV	1,603	365,051
		944,199
Peru — 0.0%
Credicorp Ltd.	410	109,175

Philippines — 0.1%
Puregold Price Club, Inc.	587,400	423,935
TaskUS, Inc.,Class A (a)	20,109	358,946
		782,881
Poland — 0.0%
KGHM Polska Miedz SA (a)	7,364	324,880

Puerto Rico — 0.1%
OFG Bancorp	8,493	369,361
Popular, Inc.	5,044	640,638
		1,009,999
Russia — 0.0%
Etalon Group PLC - GDR (a) (e) (f) (g)	599,848	—
Etalon Group PLC - GDR - LSE Shares (a) (e) (f) (g)	84,223	—
Federal Grid Co-Rosseti PJSC (a) (f) (g)	1,019,443,892	—
Gazprom PJSC (a) (f) (g)	1,409,587	—
Lenta International Co. PJSC - GDR (a) (f) (g)	351,208	—
LSR Group PJSC (a) (f) (g)	96,020	—
Moscow Exchange MICEX-RTS PJSC (a) (f) (g)	798,487	—
Polyus PJSC - GDR (a) (e) (f) (g)	34,231	—
RusHydro PJSC (a) (f) (g)	354,557,380	—
Sberbank of Russia PJSC (a) (f) (g)	688,194	—

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

VTB Bank PJSC (a) (f) (g)	530,060	$—
		—

South Africa — 0.8%
Impala Platinum Holdings Ltd.	404,773	5,190,816
Sibanye Stillwater Ltd. (a)	202,000	572,983
Valterra Platinum Ltd.	85,552	6,107,919
		11,871,718
South Korea — 1.4%
Chong Kun Dang Pharmaceutical Corp.	11,876	696,066
DL E&C Co. Ltd.	57,917	1,735,683
GS Holdings Corp.	23,911	782,661
Hankook & Co. Co. Ltd.	54,784	898,850
Hankook Tire & Technology Co. Ltd.	11,422	313,460
Hyundai Department Store Co. Ltd.	19,253	1,209,369
Korea Electric Power Corp.	48,952	1,262,184
Korea Electric Power Corp. - SPADR (c)	66,802	871,766
Korean Air Lines Co. Ltd.	20,635	335,729
Korean Reinsurance Co.	55,540	432,600
KT Corp. - SPADR	134,222	2,617,329
LG Corp.	44,404	2,289,209
LG Uplus Corp.	491,107	5,381,448
Lotte Chemical Corp.	18,782	906,195
LX Holdings Corp.	57,257	316,690
LX International Corp.	9,726	221,831
Pan Ocean Co. Ltd.	221,746	609,531
PHA Co. Ltd.	27,869	219,507
		21,100,108
Spain — 0.2%
Amadeus IT Group SA	44,560	3,526,782

Sri Lanka — 0.0%
Hemas Holdings PLC	2,963,448	320,542

Sweden — 0.3%
Atlas Copco AB, Class A	251,200	4,277,474
Greater Than AB (a)	278,882	735,159
		5,012,633
Switzerland — 0.3%
Garrett Motion, Inc. (b)	6,736	91,744
Sportradar Group AG, Class A (a) (b)	158,289	4,257,974
TE Connectivity PLC	1,498	328,856
		4,678,574
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - SPADR (b)	51,306	14,329,253

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Thailand — 0.1%
Fabrinet (a)	97	$35,368
Kasikornbank PCL	118,000	608,488
Valeura Energy, Inc. (a)	170,100	882,462
		1,526,318
Turkey — 0.0%
Trillion Energy International, Inc. (a)	903,135	8,955

Ukraine — 0.1%
Astarta Holding PLC	44,444	539,251
MHP SE GDR (a) (e)	162,326	995,296
		1,534,547
United Arab Emirates — 0.1%
Kyivstar Group Ltd. (a)	109,780	1,372,250

United Kingdom — 1.2%
AstraZeneca PLC - SPADR (b)	7,586	581,998
Barclays PLC - SPADR	805	16,639
British American Tobacco PLC - SPADR (b)	18,341	973,540
CK Hutchison Holdings Ltd.	398,000	2,626,650
Close Brothers Group PLC (a)	49,380	328,978
Compass Pathways PLC - ADR (a)	48,618	278,581
Flutter Entertainment PLC (a) (b)	1,963	498,602
Gabriel Resources Ltd. (a)	193,400	14,592
Indivior PLC (a) (b)	15,089	363,796
Man Group PLC	139,332	334,261
Schroders PLC	254,442	1,288,910
TechnipFMC PLC	35,162	1,387,141
Unilever PLC	102,133	6,037,300
Vodafone Group PLC	870,108	1,008,973
Yellow Cake PLC (a) (d)	240,389	1,845,638
		17,585,599
Zambia — 0.1%
First Quantum Minerals Ltd. (a)	65,596	1,483,770
Total Foreign Common Stocks (Cost $233,338,693)		272,993,434
Total Common Stocks (Cost $889,939,577)		1,075,624,969

	Number of Contracts	Value

Rights — 0.0%
Orsted AS, Expiring 10/02/25 (Denmark) (a)	353,700	$352,140

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Contracts	Value

Pan American Silver Corp., Expiring 02/22/29 (Canada) (a) (f)	346,146	$121,116
Total Rights (Cost $419,704)		473,256

Warrants — 0.1%
Awale Resources Ltd., Expiring 05/08/26 (Canada) (a) (f)	89,000	3,900
EBET, Inc., Expiring 08/02/28 (United States) (a) (f)	266	—
Encore Energy Corp., Expiring 02/08/26 (Canada) (a) (f)	49,400	36,828
Esports Technologies, Inc., Expiring 11/30/26 (United States) (a) (f) (h)	1,005	1
Global Atomic Corp., Expiring 01/31/28 (Canada) (a) (f)	130,700	34,050
Heliostar Metals Ltd., Expiring 03/09/26 (Canada) (a) (f)	131,700	144,396
Hive Digital Technologies Ltd., Expiring 12/28/26 (Canada) (a) (f)	44,900	58,737
i-80 Gold Corp., Expiring 11/16/27 (Canada) (a)	1,046,300	470,835
i-80 Gold Corp., Expiring 05/01/28 (Canada) (a)	310,750	62,521
Ivanhoe Electric, Inc., Expiring 02/14/26 (United States) (a) (f) (g)	15,775	89,444
Organigram Global, Inc., Expiring 04/02/28 (Canada) (a) (f)	337,500	189,676
Sequans Communications SA, Expiring 10/01/25 (United States) (a)	42,589	4,685
U.S. Gold Corp., Expiring 11/30/27 (United States) (a) (f)	18,150	167,952
Ur-Energy, Inc., Expiring 02/21/26 (Canada) (a) (f)	50,000	25,342
Total Warrants (Cost $321,740)		1,288,367

	Principal Amount	Value

Corporate Bonds — 0.0%

Oil, Gas & Consumable Fuels — 0.0%
Trillion Energy International, Inc., 12.000%, (Canada)(f) (g) (h) (Cost $337,084)	$453,800	$211,949

Convertible Bonds — 0.1%

Movies & Entertainment — 0.0%
Cineplex, Inc., 7.750%, 03/01/30 (Canada)(a) (d)	650,000	637,035

Software — 0.1%
Dye & Durham Ltd., 3.750%, 03/01/26 (Canada)(a) (d)	1,085,000	773,385
Total Convertible Bonds (Cost $1,278,891)		1,410,420

U.S. Treasury Bonds/Notes — 2.8%
U.S. Treasury Notes, 2.750%, 08/15/32	13,699,000	12,736,859
U.S. Treasury Notes, 3.375%, 05/15/33	15,891,000	15,267,775
U.S. Treasury Notes, 3.875%, 08/15/33	12,374,000	12,274,428
Total U.S. Treasury Bonds/Notes (Cost $39,649,772)		40,279,062

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Acquired Funds — 17.9%

Exchange-Traded Funds (ETFs) — 9.1%
Financial Select Sector SPDR Fund	1,122,025	$60,443,487
iShares Biotechnology ETF (c)	55,000	7,940,350
SPDR S&P Biotech ETF (c)	104,112	10,432,022
Technology Select Sector SPDR Fund	96,003	27,059,406
Vanguard Financials ETF	213,451	28,013,309
		133,888,574
Private Investment Funds (i) — 8.8%
Bellus Ventures II LP (a) (f) (g) (h)	96,174	15,847,372
Blackstone Diversified Trading Strategies Fund (a) (f) (g) (h)		15,242,533
Eversept Global Healthcare Fund LP (a) (f) (g) (h)		23,667,184
Farallon Capital Institutional Partners (a) (f) (g) (h)		515,490
Helikon Long Short Equity Fund ICAV (a) (f) (g) (h)	3,314	36,216,430
Voloridge Fund LP (a) (f) (g) (h)		6,437,443
Voloridge Trading Aggressive Fund (a) (f) (g) (h)		31,272,541
		129,198,993
Total Acquired Funds (Cost $183,534,909)		263,087,567

Preferred Stocks — 0.2%
Draegerwerk AG & Co. KGaA, 3.24% (Germany)	12,562	931,294
Petroleo Brasileiro SA - Petrobras, 9.59% (Brazil)	198,200	1,171,567
Total Preferred Stocks (Cost $1,619,242)		2,102,861

	Number of Contracts	Value

Purchased Option Contracts — 0.0%

Calls — 0.0%
ADT, Inc., Notional Amount $288,000, Strike Price $10 Expiring 02/20/2026 (United States)	288	$6,912
Bill Holdings, Inc., Notional Amount $725,000, Strike Price $50 Expiring 01/16/2026 (United States)	145	104,400
Centerra Gold, Inc., Notional Amount $1,274,100, Strike Price $15.5 Expiring 11/21/2025 (Canada)	822	38,392
Confluent, Inc., Notional Amount $613,200, Strike Price $21 Expiring 01/16/2026 (United States)	292	65,116
Global Payments, Inc., Notional Amount $2,180,000, Strike Price $100 Expiring 01/16/2026 (United States)	218	44,690
iShares Silver Trust, Notional Amount $2,373,000, Strike Price $42 Expiring 10/17/2025 (United States)	565	74,015
NCR Voyix Corp., Notional Amount $139,000, Strike Price $10 Expiring 10/17/2025 (United States)	139	34,750
Norwegian Cruise Line Holdings Ltd., Notional Amount $746,200, Strike Price $26 Expiring 10/03/2025 (United States)	287	1,722
ZoomInfo Technologies, Inc., Notional Amount $398,750, Strike Price $12.5 Expiring 12/19/2025 (United States)	319	17,545
Total Calls (Cost $275,095)		387,542

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Contracts	Value

Puts — 0.0%
Invesco QQQ Trust, Notional Amount $6,783,000, Strike Price $595 Expiring 10/01/2025 (United States)	114	$7,410
iShares S&P/TSX 60 Index ETF, Notional Amount $12,451,950, Strike Price $44.25 Expiring 10/17/2025 (Canada)	2,814	2,022
S&P 500 Index, Notional Amount $52,890,000, Strike Price $6,150 Expiring 10/17/2025 (United States)	86	49,020
S&P 500 Index, Notional Amount $26,620,000, Strike Price $6,050 Expiring 10/17/2025 (United States)	44	20,240
SPDR S&P 500 ETF Trust, Notional Amount $7,458,000, Strike Price $660 Expiring 10/17/2025 (United States)	113	54,805
Total Puts (Cost $743,725)		133,497
Total Purchased Option Contracts (Cost $1,018,820)		521,039

	Principal Amount	Value

Short-Term Investments — 12.3%

Repurchase Agreement — 11.1%
Fixed Income Clearing Corp. issued on 09/30/2025 (proceeds at maturity $163,141,974) (collateralized by U.S. Treasury Note, due 03/31/2027 with a total par value of $169,295,600 and a total market value of 166,398,990), 1.260%, 10/01/2025
(Cost $163,136,264)	$163,136,264	$163,136,264

Unaffiliated Investment Company — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.180%, (j) (k) (Cost $17,252,844)	17,252,844	17,252,844
Total Short-Term Investments (Cost $180,389,108)		180,389,108
Total Investments — 106.7% (Cost $1,298,508,847)		$1,565,388,598
Liabilities in Excess of Other Assets — (6.7)%		(98,063,876)
Net Assets — 100.0%		$1,467,324,722

Securities Sold Short — (10.4)%

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Common Stocks — (10.4)%

U.S. Common Stocks — (9.8)%

Aerospace & Defense — (0.3)%
AeroVironment, Inc. (a)	(10,986)	$(3,459,381)
Astronics Corp. (a)	(1,880)	(85,747)
BWX Technologies, Inc.	(544)	(100,297)
Cadre Holdings, Inc.	(1,035)	(37,788)
Ducommun, Inc. (a)	(1,467)	(141,023)
Karman Holdings, Inc. (a)	(650)	(46,930)
National Presto Industries, Inc.	(22)	(2,467)
		(3,873,633)
Air Freight & Logistics — (0.0)%
GXO Logistics, Inc. (a)	(383)	(20,257)

Automobile Components — (0.2)%
Dorman Products, Inc. (a)	(7,129)	(1,111,269)
Patrick Industries, Inc.	(1,150)	(118,944)
Phinia, Inc.	(9,570)	(550,084)
QuantumScape Corp. (a)	(49,000)	(603,680)
		(2,383,977)
Automobiles — (0.0)%
Thor Industries, Inc.	(4,225)	(438,090)
Winnebago Industries, Inc.	(787)	(26,318)
		(464,408)
Banks — (0.2)%
Amalgamated Financial Corp.	(2,848)	(77,323)
City Holding Co.	(886)	(109,749)
First Citizens BancShares, Inc., Class A	(367)	(656,622)
First Financial Bankshares, Inc.	(3,811)	(128,240)
Firstsun Capital Bancorp (a)	(201)	(7,797)
Flagstar Financial, Inc.	(24,054)	(277,823)
Glacier Bancorp, Inc.	(615)	(29,932)
HarborOne Bancorp, Inc.	(450)	(6,120)
Hingham Institution For Savings	(1,127)	(297,280)
Northpointe Bancshares, Inc.	(650)	(11,102)
Park National Corp.	(2,470)	(401,449)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Renasant Corp.	(6,772)	$(249,819)
Triumph Financial, Inc. (a)	(468)	(23,419)
		(2,276,675)
Beverages — (0.1)%
Brown-Forman Corp., Class B	(2,569)	(69,568)
Coca-Cola Consolidated, Inc.	(5,399)	(632,547)
Constellation Brands, Inc.,Class A	(6,458)	(869,699)
National Beverage Corp. (a)	(905)	(33,413)
Vita Coco Co., Inc. (a)	(5,379)	(228,446)
		(1,833,673)
Biotechnology — (0.9)%
Agios Pharmaceuticals, Inc. (a)	(3,805)	(152,733)
Arrowhead Pharmaceuticals, Inc. (a)	(2,400)	(81,072)
Cytokinetics, Inc. (a)	(14,609)	(802,911)
Day One Biopharmaceuticals, Inc. (a)	(4,157)	(29,307)
Disc Medicine, Inc. (a)	(2,722)	(179,870)
Exelixis, Inc. (a)	(56,922)	(2,350,879)
Ionis Pharmaceuticals, Inc. (a)	(12,675)	(829,198)
Madrigal Pharmaceuticals, Inc. (a)	(2,053)	(941,629)
MannKind Corp. (a)	(19,061)	(102,357)
Moderna, Inc. (a)	(145,725)	(3,764,077)
Neurocrine Biosciences, Inc. (a)	(2,824)	(396,433)
Nuvalent, Inc., Class A (a)	(2,839)	(245,517)
Protagonist Therapeutics, Inc. (a)	(2,677)	(177,833)
Revolution Medicines, Inc. (a)	(23,004)	(1,074,287)
Roivant Sciences Ltd. (a)	(37,165)	(562,306)
Vaxcyte, Inc. (a)	(16,407)	(590,980)
Vera Therapeutics, Inc. (a)	(13,101)	(380,715)
Viking Therapeutics, Inc. (a)	(36,038)	(947,079)
Zymeworks, Inc. (a)	(6,867)	(117,288)
		(13,726,471)
Broadline Retail — (0.1)%
Etsy, Inc. (a)	(3,725)	(247,303)
Ollie's Bargain Outlet Holdings, Inc. (a)	(13,105)	(1,682,682)
		(1,929,985)
Building Products — (0.2)%
AAON, Inc.	(13,624)	(1,273,027)
Advanced Drainage Systems, Inc.	(8,762)	(1,215,289)
American Woodmark Corp. (a)	(767)	(51,205)
Builders FirstSource, Inc. (a)	(3,610)	(437,713)
Masterbrand, Inc. (a)	(5,284)	(69,590)
Resideo Technologies, Inc. (a)	(984)	(42,489)
		(3,089,313)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Capital Markets — (0.1)%
Coinbase Global, Inc., Class A (a)	(1,365)	$(460,674)
Hamilton Lane, Inc., Class A	(918)	(123,737)
Perella Weinberg Partners	(4,349)	(92,721)
StepStone Group, Inc., Class A	(39)	(2,547)
TPG, Inc.	(9,626)	(553,014)
		(1,232,693)
Chemicals — (0.1)%
Air Products & Chemicals, Inc.	(1,470)	(400,898)
Celanese Corp.	(6,524)	(274,530)
Chemours Co.	(13,200)	(209,088)
Minerals Technologies, Inc.	(216)	(13,418)
Quaker Chemical Corp.	(46)	(6,061)
Westlake Corp.	(3,039)	(234,185)
		(1,138,180)
Commercial Services & Supplies — (0.0)%
Enviri Corp. (a)	(18,436)	(233,953)
HNI Corp.	(644)	(30,171)
Interface, Inc.	(14,086)	(407,649)
		(671,773)
Communications Equipment — (0.0)%
Aviat Networks, Inc. (a)	(254)	(5,824)

Construction & Engineering — (0.4)%
Argan, Inc.	(3,326)	(898,186)
Centuri Holdings, Inc. (a)	(479)	(10,140)
Construction Partners, Inc., Class A (a)	(8,745)	(1,110,615)
Everus Construction Group, Inc. (a)	(5,546)	(475,569)
IES Holdings, Inc. (a)	(2,735)	(1,087,573)
Limbach Holdings, Inc. (a)	(1,405)	(136,454)
Sterling Infrastructure, Inc. (a)	(6,489)	(2,204,184)
WillScot Holdings Corp.	(4,943)	(104,347)
		(6,027,068)
Consumer Finance — (0.0)%
American Express Co.	(186)	(61,782)
EZCORP, Inc., Class A (a)	(233)	(4,436)
		(66,218)
Consumer Staples Distribution & Retail — (0.0)%
Albertsons Cos., Inc., Class A	(823)	(14,411)
Guardian Pharmacy Services, Inc., Class A (a)	(462)	(12,118)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Ingles Markets, Inc., Class A	(82)	$(5,704)
Maplebear, Inc. (a)	(3,675)	(135,093)
PriceSmart, Inc.	(86)	(10,422)
Weis Markets, Inc.	(234)	(16,818)
		(194,566)
Containers & Packaging — (0.0)%
International Paper Co.	(2,343)	(108,715)
Myers Industries, Inc.	(590)	(9,995)
O-I Glass, Inc. (a)	(1,790)	(23,216)
Sealed Air Corp.	(11,116)	(392,951)
TriMas Corp.	(156)	(6,028)
		(540,905)
Distributors — (0.0)%
Pool Corp.	(1,549)	(480,298)

Diversified Consumer Services — (0.2)%
Adtalem Global Education, Inc. (a)	(10,744)	(1,659,411)
Coursera, Inc. (a)	(4,572)	(53,538)
Frontdoor, Inc. (a)	(14,955)	(1,006,322)
KinderCare Learning Cos., Inc. (a)	(1,351)	(8,971)
Lincoln Educational Services Corp. (a)	(200)	(4,700)
Mister Car Wash, Inc. (a)	(1,235)	(6,582)
		(2,739,524)
Diversified Telecommunication Services — (0.0)%
Anterix, Inc. (a)	(1,055)	(22,651)
Bandwidth, Inc.,Class A (a)	(1,166)	(19,437)
Iridium Communications, Inc.	(17,067)	(297,990)
		(340,078)
Electric Utilities — (0.2)%
Oklo, Inc. (a)	(13,304)	(1,485,126)
Otter Tail Corp.	(7,139)	(585,184)
Southern Co.	(963)	(91,263)
		(2,161,573)
Electrical Equipment — (0.1)%
American Superconductor Corp. (a)	(3,385)	(201,035)
NEXTracker, Inc., Class A (a)	(10,269)	(759,803)
Plug Power, Inc. (a)	(114,078)	(265,802)
Powell Industries, Inc.	(1,407)	(428,868)
Preformed Line Products Co.	(107)	(20,988)
Sensata Technologies Holding PLC	(891)	(27,220)
		(1,703,716)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Electronic Equipment, Instruments & Components — (0.1)%
Arlo Technologies, Inc. (a)	(48,141)	$(815,990)
Climb Global Solutions, Inc.	(63)	(8,495)
Crane NXT Co.	(10,112)	(678,212)
Frequency Electronics, Inc. (a)	(1,384)	(46,931)
Littelfuse, Inc.	(1,839)	(476,319)
Mirion Technologies, Inc. (a)	(321)	(7,467)
Vishay Precision Group, Inc. (a)	(469)	(15,031)
		(2,048,445)
Energy Equipment & Services — (0.1)%
Core Laboratories, Inc.	(11,618)	(143,598)
Flowco Holdings, Inc., Class A	(649)	(9,638)
Helmerich & Payne, Inc.	(15,976)	(352,910)
NOV, Inc.	(2,460)	(32,595)
RPC, Inc.	(7,737)	(36,828)
Valaris Ltd. (a)	(8,084)	(394,257)
		(969,826)
Entertainment — (0.1)%
AMC Entertainment Holdings, Inc., Class A (a)	(50,482)	(146,398)
IMAX Corp. (a)	(596)	(19,519)
Sphere Entertainment Co. (a)	(9,035)	(561,254)
Warner Bros Discovery, Inc. (a)	(28,306)	(552,816)
Warner Music Group Corp., Class A	(4,140)	(141,009)
		(1,420,996)
Financial Services — (0.3)%
Block, Inc. (a)	(901)	(65,115)
Cannae Holdings, Inc.	(2,485)	(45,500)
Cantaloupe, Inc. (a)	(736)	(7,780)
Federal National Mortgage Association (a)	(76,577)	(922,753)
International Money Express, Inc. (a)	(328)	(4,582)
M3-Brigade Acquisition V Corp., Class A (a)	(49,550)	(522,752)
Merchants Bancorp	(391)	(12,434)
NMI Holdings, Inc. (a)	(2,405)	(92,208)
PennyMac Financial Services, Inc.	(3,954)	(489,822)
Radian Group, Inc.	(709)	(25,680)
Rocket Cos., Inc.,Class A	(29,330)	(568,415)
Shift4 Payments, Inc., Class A (a)	(22,607)	(1,749,782)
Western Union Co.	(9,373)	(74,890)
WEX, Inc. (a)	(626)	(98,614)
		(4,680,327)
Food Products — (0.1)%
Archer-Daniels-Midland Co.	(328)	(19,595)
Fresh Del Monte Produce, Inc.	(235)	(8,159)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Hershey Co.	(349)	$(65,280)
J&J Snack Foods Corp.	(8,480)	(814,843)
John B Sanfilippo & Son, Inc.	(38)	(2,443)
Marzetti Co.	(192)	(33,176)
Mission Produce, Inc. (a)	(19,708)	(236,890)
Seaboard Corp.	(2)	(7,294)
Tootsie Roll Industries, Inc.	(3,444)	(144,373)
TreeHouse Foods, Inc. (a)	(2,671)	(53,981)
Utz Brands, Inc.	(3,441)	(41,808)
Westrock Coffee Co. (a)	(5,890)	(28,625)
		(1,456,467)
Ground Transportation — (0.4)%
Avis Budget Group, Inc. (a)	(11,696)	(1,878,085)
Heartland Express, Inc.	(14,818)	(124,175)
RXO, Inc. (a)	(17,217)	(264,798)
Saia, Inc. (a)	(6,040)	(1,808,134)
Werner Enterprises, Inc.	(906)	(23,846)
XPO, Inc. (a)	(9,351)	(1,208,804)
		(5,307,842)
Health Care Equipment & Supplies — (0.1)%
Baxter International, Inc.	(5,218)	(118,814)
CONMED Corp.	(1,004)	(47,218)
ICU Medical, Inc. (a)	(984)	(118,041)
Lantheus Holdings, Inc. (a)	(10,320)	(529,313)
Masimo Corp. (a)	(566)	(83,513)
OrthoPediatrics Corp. (a)	(512)	(9,488)
STAAR Surgical Co. (a)	(1,228)	(32,996)
Teleflex, Inc.	(20)	(2,447)
		(941,830)
Health Care Providers & Services — (0.3)%
Acadia Healthcare Co., Inc. (a)	(22,838)	(565,469)
AdaptHealth Corp. (a)	(1,856)	(16,611)
BrightSpring Health Services, Inc. (a)	(173)	(5,114)
Cross Country Healthcare, Inc. (a)	(1,724)	(24,481)
DaVita, Inc. (a)	(119)	(15,811)
Henry Schein, Inc. (a)	(226)	(15,000)
Hims & Hers Health, Inc. (a)	(50,348)	(2,855,738)
OPKO Health, Inc. (a)	(16,564)	(25,674)
Performant Healthcare, Inc. (a)	(3,791)	(29,304)
RadNet, Inc. (a)	(5,818)	(443,390)
Select Medical Holdings Corp.	(2,971)	(38,148)
Surgery Partners, Inc. (a)	(187)	(4,047)
Universal Health Services, Inc.,Class B	(568)	(116,122)
		(4,154,909)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Health Care REITs — (0.0)%
Diversified Healthcare Trust	(6,661)	$(29,375)
Medical Properties Trust, Inc.	(39,651)	(201,031)
		(230,406)
Health Care Technology — (0.0)%
Certara, Inc. (a)	(24,754)	(302,494)
HealthStream, Inc.	(354)	(9,997)
Teladoc Health, Inc. (a)	(17,965)	(138,869)
		(451,360)
Hotel & Resort REITs — (0.0)%
Pebblebrook Hotel Trust	(16,712)	(190,350)
RLJ Lodging Trust	(2,741)	(19,735)
Summit Hotel Properties, Inc.	(12,387)	(68,005)
Sunstone Hotel Investors, Inc.	(1,190)	(11,150)
		(289,240)
Hotels, Restaurants & Leisure — (0.8)%
BJ's Restaurants, Inc. (a)	(3,296)	(100,627)
Brinker International, Inc. (a)	(5,465)	(692,306)
Carnival Corp. (a)	(6,390)	(184,735)
Cava Group, Inc. (a)	(2,777)	(167,759)
Cheesecake Factory, Inc.	(5,335)	(291,504)
Choice Hotels International, Inc.	(7,639)	(816,685)
Cracker Barrel Old Country Store, Inc.	(20,992)	(924,908)
Denny's Corp. (a)	(2,823)	(15,583)
First Watch Restaurant Group, Inc. (a)	(14,119)	(220,821)
Golden Entertainment, Inc.	(135)	(3,183)
Hilton Grand Vacations, Inc. (a)	(10,340)	(432,315)
Hyatt Hotels Corp., Class A	(714)	(101,338)
Norwegian Cruise Line Holdings Ltd. (a)	(1,433)	(35,295)
Penn Entertainment, Inc. (a)	(14,926)	(287,475)
Planet Fitness, Inc., Class A (a)	(365)	(37,887)
Shake Shack, Inc., Class A (a)	(12,292)	(1,150,654)
Starbucks Corp.	(24,330)	(2,058,318)
Target Hospitality Corp. (a)	(314)	(2,663)
United Parks & Resorts, Inc. (a)	(575)	(29,728)
Vail Resorts, Inc.	(9,716)	(1,453,222)
Wingstop, Inc.	(6,296)	(1,584,577)
Wynn Resorts Ltd.	(4,965)	(636,861)
		(11,228,444)
Household Durables — (0.1)%
Cricut, Inc., Class A	(5,451)	(34,287)
Leggett & Platt, Inc.	(10,202)	(90,594)
LGI Homes, Inc. (a)	(916)	(47,366)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

SharkNinja, Inc. (a)	(1,747)	$(180,203)
Somnigroup International, Inc.	(1,846)	(155,673)
Sonos, Inc. (a)	(6,908)	(109,146)
TopBuild Corp. (a)	(338)	(132,111)
Whirlpool Corp.	(13,558)	(1,065,659)
		(1,815,039)
Household Products — (0.0)%
Reynolds Consumer Products, Inc.	(1,777)	(43,483)
Spectrum Brands Holdings, Inc.	(4,378)	(229,976)
		(273,459)
Independent Power & Renewable Electricity Producers — (0.1)%
Clearway Energy, Inc., Class C	(544)	(15,368)
Ormat Technologies, Inc.	(843)	(81,139)
Vistra Corp.	(3,179)	(622,829)
		(719,336)
Industrial REITs — (0.0)%
Industrial Logistics Properties Trust	(4,332)	(25,256)
Lineage, Inc.	(4,705)	(181,801)
Plymouth Industrial REIT, Inc.	(1,515)	(33,830)
		(240,887)
Insurance — (0.2)%
Assurant, Inc.	(36)	(7,798)
Baldwin Insurance Group, Inc. (a)	(5,039)	(142,150)
Donegal Group, Inc., Class A	(1,143)	(22,163)
Employers Holdings, Inc.	(97)	(4,121)
Erie Indemnity Co., Class A	(195)	(62,041)
Goosehead Insurance, Inc., Class A	(24,057)	(1,790,322)
Hippo Holdings, Inc. (a)	(422)	(15,260)
Investors Title Co.	(127)	(34,014)
Kinsale Capital Group, Inc.	(482)	(204,975)
Lemonade, Inc. (a)	(6,469)	(346,286)
Mercury General Corp.	(7,872)	(667,388)
Stewart Information Services Corp.	(214)	(15,690)
TWFG, Inc. (a)	(121)	(3,320)
Universal Insurance Holdings, Inc.	(78)	(2,051)
White Mountains Insurance Group Ltd.	(1)	(1,672)
		(3,319,251)
Interactive Media & Services — (0.0)%
Cars.com, Inc. (a)	(248)	(3,031)
IAC, Inc. (a)	(5,832)	(198,696)
Shutterstock, Inc.	(337)	(7,026)
Snap, Inc., Class A (a)	(56,612)	(436,478)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Vimeo, Inc. (a)	(1,625)	$(12,594)
		(657,825)
IT Services — (0.3)%
Backblaze, Inc.,Class A (a)	(3,148)	(29,213)
CoreWeave, Inc., Class A (a)	(12,783)	(1,749,354)
DigitalOcean Holdings, Inc. (a)	(32,562)	(1,112,318)
Fastly, Inc., Class A (a)	(4,728)	(40,424)
Globant SA (a)	(9,834)	(564,275)
Twilio, Inc., Class A (a)	(3,001)	(300,370)
Unisys Corp. (a)	(1,753)	(6,837)
		(3,802,791)
Leisure Products — (0.0)%
Polaris, Inc.	(3,799)	(220,836)
YETI Holdings, Inc. (a)	(14,186)	(470,691)
		(691,527)
Life Sciences Tools & Services — (0.3)%
Bio-Rad Laboratories, Inc.,Class A (a)	(385)	(107,950)
Bio-Techne Corp.	(304)	(16,911)
Bruker Corp.	(15,119)	(491,216)
ICON PLC (a)	(628)	(109,900)
Mesa Laboratories, Inc.	(586)	(39,268)
Revvity, Inc.	(10,143)	(889,034)
Tempus AI, Inc. (a)	(27,601)	(2,227,677)
		(3,881,956)
Machinery — (0.3)%
AGCO Corp.	(567)	(60,709)
Alamo Group, Inc.	(13)	(2,482)
Atmus Filtration Technologies, Inc.	(3,586)	(161,693)
Blue Bird Corp. (a)	(26,441)	(1,521,679)
Deere & Co.	(33)	(15,090)
Esab Corp.	(569)	(63,580)
Federal Signal Corp.	(392)	(46,644)
Graham Corp. (a)	(3,392)	(186,221)
Helios Technologies, Inc.	(140)	(7,298)
Hillenbrand, Inc.	(1,463)	(39,559)
Ingersoll Rand, Inc.	(1,180)	(97,492)
Kadant, Inc.	(2,798)	(832,629)
Lindsay Corp.	(1,070)	(150,399)
REV Group, Inc.	(15,237)	(863,481)
Stratasys Ltd. (a)	(5,174)	(57,949)
Symbotic, Inc. (a)	(2,257)	(121,652)
Timken Co.	(216)	(16,239)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Titan International, Inc. (a)	(1,776)	$(13,426)
		(4,258,222)
Marine Transportation — (0.0)%
Genco Shipping & Trading Ltd.	(1,141)	(20,310)
Matson, Inc.	(500)	(49,295)
		(69,605)
Media — (0.4)%
Altice USA, Inc., Class A (a)	(14,070)	(33,909)
EchoStar Corp., Class A (a)	(21,448)	(1,637,769)
Gannett Co., Inc. (a)	(2,384)	(9,846)
Liberty Broadband Corp., Class C (a)	(8,837)	(561,503)
Scholastic Corp.	(1,291)	(35,347)
Trade Desk, Inc., Class A (a)	(75,378)	(3,694,276)
WideOpenWest, Inc. (a)	(10,073)	(51,977)
		(6,024,627)
Metals & Mining — (0.2)%
Cleveland-Cliffs, Inc. (a)	(35,026)	(427,317)
Coeur Mining, Inc. (a)	(59,000)	(1,106,836)
Compass Minerals International, Inc. (a)	(27,641)	(530,707)
Dakota Gold Corp. (a)	(19,642)	(89,371)
MP Materials Corp. (a)	(2,131)	(142,926)
Warrior Met Coal, Inc.	(1,668)	(106,152)
		(2,403,309)
Multi-Utilities — (0.0)%
Unitil Corp.	(64)	(3,063)

Office REITs — (0.1)%
BXP, Inc.	(5,096)	(378,837)
Empire State Realty Trust, Inc., Class A	(2,419)	(18,529)
JBG SMITH Properties	(19,572)	(435,477)
Kilroy Realty Corp.	(327)	(13,816)
Piedmont Realty Trust, Inc.	(4,527)	(40,743)
SL Green Realty Corp.	(554)	(33,135)
Vornado Realty Trust	(15,786)	(639,806)
		(1,560,343)
Oil, Gas & Consumable Fuels — (0.2)%
CNX Resources Corp. (a)	(512)	(16,445)
Comstock Resources, Inc. (a)	(12,910)	(256,005)
Diamondback Energy, Inc.	(2,520)	(360,612)
Gulfport Energy Corp. (a)	(30)	(5,429)
International Seaways, Inc.	(423)	(19,492)
Murphy Oil Corp.	(19,380)	(550,586)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Peabody Energy Corp.	(20,935)	$(555,196)
SandRidge Energy, Inc.	(943)	(10,637)
Talos Energy, Inc. (a)	(4,255)	(40,806)
Texas Pacific Land Corp.	(985)	(919,635)
VAALCO Energy, Inc.	(4,623)	(18,585)
		(2,753,428)
Passenger Airlines — (0.1)%
American Airlines Group, Inc. (a)	(82,621)	(928,660)

Personal Care Products — (0.3)%
BellRing Brands, Inc. (a)	(13,531)	(491,852)
Coty, Inc., Class A (a)	(32,472)	(131,187)
Edgewell Personal Care Co.	(841)	(17,123)
elf Beauty, Inc. (a)	(21,748)	(2,881,175)
Honest Co., Inc. (a)	(8,399)	(30,908)
Nu Skin Enterprises, Inc.Class A	(3,377)	(41,165)
Upexi, Inc. (a) (f)	(114,500)	(660,665)
		(4,254,075)
Pharmaceuticals — (0.1)%
Bausch Health Cos., Inc. (a)	(1,871)	(12,068)
Elanco Animal Health, Inc. (a)	(13,306)	(267,983)
Eton Pharmaceuticals, Inc. (a)	(93)	(2,021)
Harrow, Inc. (a)	(11,981)	(577,244)
Organon & Co.	(12,447)	(132,934)
Prestige Consumer Healthcare, Inc. (a)	(1,152)	(71,885)
		(1,064,135)
Professional Services — (0.1)%
Conduent, Inc. (a)	(8,973)	(25,124)
Fiverr International Ltd. (a)	(3,848)	(93,930)
ICF International, Inc.	(404)	(37,491)
Legalzoom.com, Inc. (a)	(8,434)	(87,545)
Paycom Software, Inc.	(114)	(23,728)
Upwork, Inc. (a)	(475)	(8,821)
Willdan Group, Inc. (a)	(8,488)	(820,705)
		(1,097,344)
Real Estate Management & Development — (0.1)%
eXp World Holdings, Inc.	(14,687)	(156,563)
Landbridge Co. LLCClass A	(12,828)	(684,374)
		(840,937)
Residential REITs — (0.0)%
Apartment Investment & Management Co., Class A	(1,446)	(11,467)
Elme Communities	(970)	(16,354)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Independence Realty Trust, Inc.	(896)	$(14,685)
Veris Residential, Inc.	(379)	(5,761)
		(48,267)
Retail REITs — (0.0)%
Acadia Realty Trust	(597)	(12,030)
Alexander's, Inc.	(327)	(76,678)
		(88,708)
Semiconductors & Semiconductor Equipment — (0.3)%
Alpha & Omega Semiconductor Ltd. (a)	(468)	(13,085)
Axcelis Technologies, Inc. (a)	(33)	(3,222)
CEVA, Inc. (a)	(413)	(10,907)
Enphase Energy, Inc. (a)	(10,721)	(379,416)
Entegris, Inc.	(5,080)	(469,697)
First Solar, Inc. (a)	(3,500)	(771,855)
FormFactor, Inc. (a)	(380)	(13,840)
Impinj, Inc. (a)	(2,898)	(523,814)
Kopin Corp. (a)	(14,402)	(34,997)
Lattice Semiconductor Corp. (a)	(10,291)	(754,536)
MACOM Technology Solutions Holdings, Inc. (a)	(122)	(15,188)
SolarEdge Technologies, Inc. (a)	(36,853)	(1,363,561)
Veeco Instruments, Inc. (a)	(626)	(19,049)
		(4,373,167)
Software — (0.6)%
American Bitcoin Corp.,Class A (a)	(62,400)	(420,576)
AppLovin Corp., Class A (a)	(1,017)	(730,755)
Asana, Inc., Class A (a)	(151,179)	(2,019,751)
Bentley Systems, Inc., Class B	(1,895)	(97,555)
Bill Holdings, Inc. (a)	(9,876)	(523,132)
CCC Intelligent Solutions Holdings, Inc. (a)	(31,915)	(290,746)
Clear Secure, Inc., Class A	(7,494)	(250,150)
Daily Journal Corp. (a)	(132)	(61,398)
Gen Digital, Inc.	(7,288)	(206,906)
Gitlab, Inc., Class A (a)	(2,218)	(99,987)
I3 Verticals, Inc., Class A (a)	(1,031)	(33,466)
Jamf Holding Corp. (a)	(1,564)	(16,735)
Klaviyo, Inc., Class A (a)	(101)	(2,797)
nCino, Inc. (a)	(43,839)	(1,188,475)
Procore Technologies, Inc. (a)	(4,079)	(297,441)
PROS Holdings, Inc. (a)	(2,023)	(46,347)
RingCentral, Inc., Class A (a)	(23,426)	(663,893)
SailPoint, Inc. (a)	(3,647)	(80,526)
Strategy, Inc. (a)	(868)	(279,678)
Synopsys, Inc. (a)	(442)	(218,078)
UiPath, Inc., Class A (a)	(12,452)	(166,608)
Unity Software, Inc. (a)	(17,850)	(714,714)
		(8,409,714)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Specialized REITs — (0.0)%
Farmland Partners, Inc.	(594)	$(6,463)
National Storage Affiliates Trust	(7,012)	(211,903)
Smartstop Self Storage REIT, Inc.	(207)	(7,791)
		(226,157)
Specialty Retail — (0.3)%
Academy Sports & Outdoors, Inc.	(42)	(2,101)
American Eagle Outfitters, Inc.	(12,120)	(207,373)
Boot Barn Holdings, Inc. (a)	(5,601)	(928,198)
Build-A-Bear Workshop, Inc.	(485)	(31,627)
Caleres, Inc.	(1,365)	(17,799)
Floor & Decor Holdings, Inc., Class A (a)	(19,813)	(1,460,218)
Guess?, Inc.	(1,847)	(30,863)
Lands' End, Inc. (a)	(3,087)	(43,527)
Monro, Inc.	(26,305)	(472,701)
National Vision Holdings, Inc. (a)	(2,076)	(60,598)
RH (a)	(1,443)	(293,160)
Sally Beauty Holdings, Inc. (a)	(9,954)	(162,051)
Shoe Carnival, Inc.	(7,772)	(161,580)
Tractor Supply Co.	(302)	(17,175)
Williams-Sonoma, Inc.	(1,669)	(326,206)
Zumiez, Inc. (a)	(1,351)	(26,493)
		(4,241,670)
Technology Hardware, Storage & Peripherals — (0.0)%
Eastman Kodak Co. (a)	(1,057)	(6,775)
Super Micro Computer, Inc. (a)	(9,959)	(477,435)
		(484,210)
Textiles, Apparel & Luxury Goods — (0.2)%
Columbia Sportswear Co.	(158)	(8,263)
Movado Group, Inc.	(584)	(11,078)
NIKE, Inc., Class B	(23,083)	(1,609,578)
PVH Corp.	(2,603)	(218,053)
Steven Madden Ltd.	(16,591)	(555,467)
Under Armour, Inc., Class A (a)	(58,912)	(293,971)
VF Corp.	(37,392)	(539,567)
		(3,235,977)
Trading Companies & Distributors — (0.1)%
BlueLinx Holdings, Inc. (a)	(282)	(20,609)
Core & Main, Inc., Class A (a)	(38)	(2,046)
FTAI Aviation Ltd.	(962)	(160,519)
Herc Holdings, Inc.	(53)	(6,183)
NPK International, Inc. (a)	(242)	(2,737)
QXO, Inc. (a)	(37,286)	(710,671)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Rush Enterprises, Inc., Class A	(118)	$(6,309)
Xometry, Inc., Class A (a)	(7,484)	(407,653)
		(1,316,727)
Water Utilities — (0.0)%
WaterBridge Infrastructure LLC, Class A (a)	(919)	(23,177)
Total U.S. Common Stocks (Proceeds $(136,714,731))		(143,188,493)

Foreign Common Stocks — (0.6)%

Argentina — (0.0)%
Central Puerto SA - SPADR (a)	(360)	(2,884)
Cresud SACIF y A - SPADR (a)	(1,042)	(9,586)
Loma Negra Cia Industrial Argentina SA - SPADR (a)	(5,049)	(37,211)
		(49,681)
Canada — (0.4)%
5N Plus, Inc. (a)	(28,600)	(349,562)
Aecon Group, Inc.	(11,300)	(193,408)
Alamos Gold, Inc.,Class A	(37,700)	(1,314,096)
Algonquin Power & Utilities Corp.	(72,300)	(388,592)
Americas Gold & Silver Corp. (a)	(31,640)	(117,701)
Diversified Royalty Corp.	(22,900)	(61,376)
Global Atomic Corp. (a)	(138,100)	(75,416)
Gold Royalty Corp. (a)	(3,350)	(12,931)
Hammond Power Solutions, Inc.	(9,000)	(798,405)
i-80 Gold Corp. (a)	(1,083,900)	(1,035,846)
Keyera Corp.	(23,400)	(785,044)
KITS Eyecare Ltd. (a)	(18,800)	(219,381)
Saputo, Inc.	(11,300)	(274,441)
Teekay Tankers Ltd., Class A	(281)	(14,205)
TerraVest Industries, Inc.	(6,400)	(640,598)
Victoria Gold Corp./Vancouver (a) (g)	(1,261,221)	(9,062)
		(6,290,064)
China — (0.0)%
Full Truck Alliance Co. Ltd. - ADR	(3,455)	(44,811)
HUYA, Inc. - ADR	(12,668)	(42,185)
		(86,996)
France — (0.0)%
Sequans Communications SA - ADR (a)	(10)	(95)

Greece — (0.0)%
Danaos Corp.	(2,225)	(199,827)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Hong Kong — (0.0)%
Melco Resorts & Entertainment Ltd. - ADR (a)	(5,117)	$(46,923)

India — (0.0)%
MakeMyTrip Ltd. (a)	(4,499)	(421,106)

Israel — (0.1)%
Cellebrite DI Ltd. (a)	(733)	(13,582)
Gilat Satellite Networks Ltd. (a)	(1,275)	(16,600)
Kornit Digital Ltd. (a)	(2,566)	(34,641)
Mobileye Global, Inc., Class A (a)	(20,706)	(292,369)
Teva Pharmaceutical Industries Ltd. - SPADR (a)	(5,048)	(101,970)
		(459,162)
Netherlands — (0.0)%
NXP Semiconductors NV	(1,438)	(327,476)

Norway — (0.0)%
FLEX LNG Ltd. (a)	(190)	(4,788)
Opera Ltd. - ADR	(443)	(9,144)
Seadrill Ltd. (a)	(2,572)	(77,700)
		(91,632)
Singapore — (0.0)%
Grindr, Inc. (a)	(3,102)	(46,592)

South Africa — (0.0)%
Caledonia Mining Corp. PLC	(1,328)	(48,087)
DRDGOLD Ltd. - SPADR	(854)	(23,570)
Sibanye Stillwater Ltd. - ADR (a)	(9,058)	(101,812)
		(173,469)
South Korea — (0.1)%
Webtoon Entertainment, Inc. (a)	(23,416)	(454,504)

Thailand — (0.0)%
BKV Corp. (a)	(368)	(8,512)

United Kingdom — (0.0)%
Endava PLC - SPADR (a)	(9,880)	(89,908)
Fidelis Insurance Holdings Ltd.	(787)	(14,284)
Genius Sports Ltd. (a)	(2,176)	(26,939)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

	Number of Shares	Value

Soho House & Co., Inc. (a)	(525)	$(4,646)
		(135,777)
Total Foreign Common Stocks (Proceeds $(10,088,628))		(8,791,816)
Total Common Stocks (Proceeds $146,803,359)		(151,980,309)
Total Securities Sold Short —(10.4)% (Proceeds $146,803,359)		$(151,980,309)

Financial Futures Contracts

Number of Contracts	Expiration Date	Type	Initial Notional Value/ (Proceeds)	Notional Value at September 30, 2025	Unrealized Appreciation/ (Depreciation)

		Long Financial Futures Contracts
		Interest Rate-Related
573	12/19/2025	U.S. Treasury Note 10 Year Futures	$64,078,499	$64,462,500	$384,001
393	12/19/2025	Ultra U.S. Treasury Note 10 Year Futures	44,600,625	45,225,703	625,078
					1,009,079
		Foreign Currency-Related
121	12/15/2025	Australian Dollar Currency Futures	7,991,622	8,012,620	20,998
128	12/15/2025	British Pound Currency Futures	10,816,734	10,760,800	(55,934)
55	12/16/2025	Canadian Dollar Currency Futures	3,980,044	3,965,500	(14,544)
161	12/15/2025	Euro Foreign Exchange Currency Futures	23,730,052	23,731,400	1,348
63	12/15/2025	Swiss Franc Currency Futures	10,003,332	9,979,988	(23,344)
					(71,476)
		Equity-Related
480	12/19/2025	Eurex EURO STOXX 50 Index Futures	30,441,168	31,225,991	784,823
590	12/19/2025	MSCI China Index Futures	20,688,572	21,299,000	610,428
347	12/19/2025	MSCI Japan Index Futures	36,279,343	35,949,200	(330,143)
322	12/19/2025	U.S. MSCI EAFE Index Futures	44,667,940	44,843,330	175,390
90	12/19/2025	U.S. MSCI Emerging Markets Index Futures	6,079,635	6,118,650	39,015
					1,279,513
		Short Financial Futures Contracts
		Foreign Currency-Related
(45)	12/15/2025	Japanese Yen Currency Futures	(3,859,969)	(3,832,875)	27,094

		Equity-Related
(108)	12/19/2025	EURO STOXX 600 Index Futures	(3,542,519)	(3,547,159)	(4,640)
(3)	12/19/2025	FTSE MIB Index Futures	(752,831)	(748,352)	4,479
(3)	12/30/2025	HKG Hang Seng Index Futures	(512,558)	(521,110)	(8,552)
(10)	12/18/2025	Montreal Exchange S&P/TSX 60 Index Futures	(2,487,814)	(2,547,676)	(59,862)
(37)	12/19/2025	NASDAQ-100 Index Futures	(1,802,216)	(1,842,730)	(40,514)
(109)	12/19/2025	Russell 2000 Value Index Futures	(13,277,281)	(13,382,475)	(105,194)
(525)	12/19/2025	S&P 500 Index Futures	(174,518,803)	(176,892,188)	(2,373,385)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

Number of Contracts	Expiration Date	Type	Initial Notional Value/ (Proceeds)	Notional Value at September 30, 2025	Unrealized Appreciation/ (Depreciation)

(12)	12/18/2025	S&P ASX Share Price 200 Index Futures	$(1,769,419)	$(1,761,379)	$8,040
					(2,579,628)
					$(335,418)

Forward Currency Contracts

				Contract Amount

Contract Settlement Date	Counterparty	Receive		Deliver		Unrealized Appreciation/ (Depreciation)
10/20/2025	Morgan Stanley Capital Services, Inc.	USD	41,386,822	CAD	57,000,000	$433,101

Total Return Basket Swap Agreements

Reference Entity	Counterparty	Maturity Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Contracts for Difference ("CFD")
Long Position Contracts
Antofagasta PLC	Morgan Stanley Capital Services, Inc.	8/4/2026	$217,129	$64,796
Calb Ord H	Morgan Stanley Capital Services, Inc.	10/6/2026	234,759	132,381
Engie Ord	Morgan Stanley Capital Services, Inc.	8/4/2026	1,388,727	39,446
Iberdrola Sa	Morgan Stanley Capital Services, Inc.	8/4/2026	1,674,066	14,216
Jlmag Ord H	Morgan Stanley Capital Services, Inc.	10/6/2026	574,846	(6,346)
Kghm Polska Miedz Ord	Morgan Stanley Capital Services, Inc.	2/2/2027	437,237	111,210
Legrand Sa	Morgan Stanley Capital Services, Inc.	8/4/2026	458,394	42,532
Nexans Sa	Morgan Stanley Capital Services, Inc.	8/4/2026	1,071,622	(25,363)
Nexgen Energy (canada) CDI	Morgan Stanley Capital Services, Inc.	8/4/2026	219,134	33,542
Peninsula Energy Ord	Morgan Stanley Capital Services, Inc.	8/4/2026	189,187	107,093
Rept Battero Ord H	Morgan Stanley Capital Services, Inc.	10/6/2026	227,507	59,121
Sse Ord	Morgan Stanley Capital Services, Inc.	8/4/2026	1,387,119	82,499
Yellow Cake Ord	Morgan Stanley Capital Services, Inc.	8/4/2026	1,987,513	205,701
				860,828
Short Position Contracts
Centrus Energy Corp. Class A	Morgan Stanley Capital Services, Inc.	8/3/2026	431,590	(7,160)
Edp Renovaveis Sa	Morgan Stanley Capital Services, Inc.	8/4/2026	915,001	(116,682)
LS Electric, Ltd.	Morgan Stanley Capital Services, Inc.	9/3/2027	68,911	(25)
Mp Materials Cl A Ord	Morgan Stanley Capital Services, Inc.	8/3/2026	502,010	16,356
Nordex Ord	Morgan Stanley Capital Services, Inc.	8/4/2026	944,222	(85,059)
Nuscale Power Corp. Class A	Morgan Stanley Capital Services, Inc.	8/3/2026	559,174	58,198
Oklo Class A Ord	Morgan Stanley Capital Services, Inc.	8/3/2026	437,577	66,630
Sanil Electric Ord	Morgan Stanley Capital Services, Inc.	9/3/2027	232,953	4,198
Solaria Energia Y Medio Ambiente Ord	Morgan Stanley Capital Services, Inc.	8/4/2026	224,858	24,959
				(38,585)
				$822,243

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

Over-the-Counter Swap contracts

Expiration Date	Counterparty	Floating Rate		Reference Entity	Currency	Payment Frequency Paid/Received	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Total Return Swap Contracts
10/06/2026	Goldman Sachs International	0.400	%(l)	GSCBMI5N Index	USD	Quarterly	9,845,520	148,030

	Number of Contracts	Value

Written Option Contracts — (0.0)%

Calls — (0.0)%
Astera Labs, Inc., Notional Amount $(735,000), Strike Price $175 Expiring 10/17/2025 (United States)	(42)	$(94,500)
Bill Holdings, Inc., Notional Amount $(942,500), Strike Price $65 Expiring 01/16/2026 (United States)	(145)	(28,855)
Confluent, Inc., Notional Amount $(817,600), Strike Price $28 Expiring 01/16/2026 (United States)	(292)	(23,360)
iShares Silver Trust, Notional Amount $(2,599,000), Strike Price $46 Expiring 10/17/2025 (United States)	(565)	(11,865)
Total Calls (Premiums received $122,719)		$(158,580)

Puts — (0.0)%
Bill Holdings, Inc., Notional Amount $(471,250), Strike Price $32.5 Expiring 01/16/2026 (United States)	(145)	(5,800)
Confluent, Inc., Notional Amount $(379,600), Strike Price $13 Expiring 01/16/2026 (United States)	(292)	(10,220)
Invesco QQQ Trust, Notional Amount $(6,726,000), Strike Price $590 Expiring 10/01/2025 (United States)	(114)	(2,964)
iShares S&P/TSX 60 Index ETF, Notional Amount $(12,100,200), Strike Price $43 Expiring 10/17/2025 (Canada)	(2,814)	(20,220)
NCR Voyix Corp., Notional Amount $(151,000), Strike Price $10 Expiring 10/17/2025 (United States)	(151)	(755)
SPDR S&P 500 ETF Trust, Notional Amount $(7,232,000), Strike Price $640 Expiring 10/17/2025 (United States)	(113)	(20,227)
ZoomInfo Technologies, Inc., Notional Amount $(288,000), Strike Price $10 Expiring 10/17/2025 (United States)	(288)	(4,320)
Total Puts (Premiums received $147,603)		$(64,506)
Total Written Options (Premiums received $270,322)		$(223,086)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CAD	Canadian Dollar
CME	Chicago Mercantile Exchange
EAFE	Europe, Australasia, and Far East
ETF	Financial Times Stock Exchange
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
SPADR	Sponsored ADR
TSX	Toronto Stock Exchange
USD	US Dollar

(a)	Non income-producing security.
(b)	Security or a portion thereof is pledged as collateral for securities sold short.
(c)	Security or a portion thereof was held on loan. As of September 30, 2025, the aggregate market value of securities on loan was $25,260,035; the total market value of collateral held by the Fund was $26,179,298. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $8,926,454.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are generally determined to be liquid in accordance with TAS’s fair valuation procedures for TIP. At September 30, 2025 the aggregate value of these securities was $8,921,032, which represents 0.6% of net assets.
(e)	Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.
(f)	Security is valued in good faith under TAS’s fair valuation procedures for TIP. The aggregate amount of securities fair valued amounts to $132,287,490, which represents 9.0% of the fund's net assets.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2025

(h)

Restricted Securities. The following restricted securities were held by the fund as of September 30, 2025, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund’s net assets. All of the below securities are illiquid. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

	Investment Strategy	Date of Acquisition	Cost	Value
U.S. Common Stocks
Swiftmerge Acquisition Corp.		12/15/21	$5	$7,266
				7,266
Foreign Common Stocks
Somerset Energy Partners Corp.		04/08/22	31,072	32,744
				32,744
Warrants
Esports Technologies, Inc.		11/18/21	-	1
				1
Corporate Bonds
Trillion Energy International, Inc.		04/05/23	337,084	211,949
				211,949
Private Investment Funds
Bellus Ventures II LP	California Carbon Allowances	10/01/21-12/02/24	15,701,545	15,847,372
Blackstone Diversified Trading Strategies Fund	Multi-Strategy & Credit Long/Short	07/01/25	15,000,000	15,242,533
Eversept Global Healthcare Fund LP	Long-Short Global Healthcare	02/01/19	13,581,077	23,667,184
Farallon Capital Institutional Partners LP	Multi-Strategy	01/01/13	580,749	515,490
Helikon Long Short Equity Fund ICAV	Long-Short European	01/01/21	5,370,671	36,216,430
Voloridge Fund LP	Directional	01/01/23	5,015,363	6,437,443
Voloridge Trading Aggressive Fund	Directional	12/01/23-09/02/25	27,000,000	31,272,541
				129,198,993
Total (8.8% of Net Assets)				$129,450,953

(i)	Portfolio holdings information of the Private Investment Funds is not available as of September 30, 2025. These positions are therefore grouped into their own industry classification. For any private investment funds structured as a limited partnership, no share value is included as these investments are not unitized.
(j)	Current yield as of September 30, 2025.
(k)	Represents a security purchased with cash collateral received for securities on loan.
(l)	The fund pays the floating rate.

TIFF MULTI-ASSET FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2025

1. Organization

TIFF Investment Program ("TIP") is a no-load, open-end management investment company that seeks to improve the net investment returns of its shareholders. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of September 30, 2025, TIP consisted of one mutual fund, TIFF Multi-Asset Fund ("MAF" or the "fund") which is diversified, as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

Investment Objective

The fund's investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2. Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Fair value is defined as the price that the fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIFF Advisory Services, LLC ("TAS") Valuation Committee.

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers Automated Quotations (‘‘NASDAQ’’) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. The fund employs an international fair value pricing model using other observable market-based inputs to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the TAS Valuation Committee believes that a particular event would materially affect net asset value, further adjustment is considered. Securities which use the international pricing model are typically categorized as Level 2 for the fair value hierarchy and securities that do not use the international pricing model are typically categorized as Level 1.

Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt securities valuations are typically categorized as Level 2 for the fair value hierarchy.

Over-the-counter ("OTC") stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange and are typically categorized as Level 2 in the valuation hierarchy.

Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities, which include repurchase agreements and US Treasury Bills, are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded option contracts are valued at the last quoted sales price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open written option contracts). Future contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures contracts). OTC open options contracts are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the actively quoted markets. Exchange-traded contracts are typically categorized as Level 1 in the fair value hierarchy and OTC contracts are typically categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts are valued at their respective fair market values and are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value and are typically categorized as Level 1 in the fair value hierarchy.

Periodically, MAF invests in both total return equity index and total return basket swaps. The total return equity index swaps are valued at the last traded price of the reference entity net of interest and are typically categorized as Level 2 in the fair value hierarchy. The total return basket swaps are valued at the net value of the reference entity provided by the broker and are typically categorized as Level 2 in the fair value hierarchy.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The board has approved valuation procedures pursuant to which MAF values its interests in private investment funds at ‘‘fair value’’. MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF's interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable. Private investment fund valuations are categorized as Level 3 in the valuation hierarchy.

Segment Reporting

The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Investment Valuation and Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2025, in valuing the fund’s assets and liabilities carried at fair value:

TIFF Multi-Asset Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*+	$957,372,314	$117,720,484	$532,171	$1,075,624,969
Rights	352,140	121,116	—	473,256
Warrants	723,032	475,891	89,444	1,288,367
Corporate Bonds	—	—	211,949	211,949
Convertible Bonds	—	1,410,420	—	1,410,420
U.S. Treasury Bonds/Notes	—	40,279,062	—	40,279,062
Exchange-Traded Funds and Mutual Funds	133,888,574	—	—	133,888,574
Private Investment Funds	—	—	129,198,993	129,198,993
Preferred Stocks*	—	2,102,861	—	2,102,861
Purchased Options	521,039	—	—	521,039
Short-Term Investments	—	163,136,264	—	163,136,264
Unaffiliated Investment Company	17,252,844	—	—	17,252,844
Total Investments in Securities	1,110,109,943	325,246,098	130,032,557	1,565,388,598
Financial Futures Contracts - Interest Rate Risk	1,009,079	—	—	1,009,079
Financial Futures Contracts - Equity Risk	1,622,175	—	—	1,622,175
Financial Futures Contracts - Foreign Currency Risk	49,440	—	—	49,440
Forward Currency Contracts - Foreign Currency Risk	—	433,101	—	433,101
Total Return Equity Swap Contracts - Equity Risk	—	148,030	—	148,030
Total Return Swap Contracts (CFD) – Equity Risk	—	1,062,878	—	1,062,878
Total Other Financial Instruments	2,680,694	1,644,009	—	4,324,703
Total Assets	$1,112,790,637	$326,890,107	$130,032,557	$1,569,713,301
Liabilities
Common Stocks Sold Short	(151,971,247)	—	(9,062)	(151,980,309)
Financial Futures Contracts - Equity Risk	(2,922,290)	—	—	(2,922,290)
Financial Futures Contracts - Foreign Currency Risk	(93,822)	—	—	(93,822)
Written Options - Equity Risk	(223,086)	—	—	(223,086)
Total Return Swap Contracts (CFD) – Equity Risk	—	(240,635)	—	(240,635)
Total Other Financial Instruments	(3,239,198)	(240,635)	—	(3,479,833)
Total Liabilities	$(155,210,445)	$(240,635)	$(9,062)	$(155,460,142)

*	Securities categorized as Level 2 primarily include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.
+	There are securities in this category that have a market value of zero and are categorized as Level 3.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2024	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2025	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 9/30/25 for the period ended 9/30/25
Common Stocks*	$559,875	$(342,938)	$(1,036,578)	$1,351,812	$—	$—	$—	$532,171	$(1,036,578)
Warrants	—	—	89,287	157	—	—	—	89,444	89,287
Private Investment Funds	164,571,727	31,962,545	(14,712,088)	17,000,000	(69,623,191)	—	—	129,198,993	4,430,825
Preferred Stocks	57,942	(129,998)	72,056	—	—	—	—	—	—
Corporate Bonds	315,698	—	(103,749)	—	—	—	—	211,949	(103,749)
Convertible Bonds	448,445	(319,565)	(8,880)	—	(120,000)	—	—	—	—
Common Stocks Sold Short	—	(551,742)	1,894,492	—	(1,351,812)	—	—	(9,062)	1,894,492
Total	$165,953,687	$30,618,302	$(13,805,460)	$18,351,969	$(71,095,003)	$—	$—	$130,023,495	$5,274,277

* There are securities categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using TAS's fair valuation procedures for TIP. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TAS Valuation Committee.

The TAS Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TAS Valuation Committee meetings.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks, Warrants, Preferred Stocks, Convertible Bonds and Corporate Bonds. Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under TAS's fair valuation procedures for TIP. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TAS Valuation Committee reviews the valuations in light of current information available about the issuer, security, or market trends to adjust the pricing models, if deemed necessary.

Private Investment Funds. Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TAS Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TAS Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices, or exchange-traded funds used in the pricing models as necessary.

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets were as follows:

As of September 30, 2025	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average*
Common Stocks	$490,365	Last market price	Discount(%)	20%-100%	83.81%
	32,744	Recent transaction price	Recent transaction price	$0.35	$0.35
Warrants	89,444	Black- Scholes pricing model	Volatility	55%	55%
Private Investment Funds	129,198,993	Adjusted net asset value	Manager estimated returns	(2.67)% - 7.91%	1.37%
	—		Market returns**	(0.09)% - 1.43%	0.31%
Corporate bonds	211,949	Recent transaction price	Recent transaction price	$65.00	$65.00

* Weighted by market value of investments as a percentage of the total market value of Level 3 investments within each valuation methodology.

** Weighted by estimated exposure to chosen indices, exchange-traded funds, other marketable securities or other proxy.

The following are descriptions of the measurement uncertainty of the Level 3 recurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

Common Stocks, Preferred Stocks, Convertible Bonds and Corporate Bonds. The chart above reflects the methodology and significant unobservable inputs of securities held at period ended September 30, 2025. The discounts or estimates for lack of marketability and estimate of future claims or comparable share ratio used to determine fair value may include other factors such as liquidity, volatility, or credit risk. An increase (decrease) in the discount or decrease (increase) estimate of future claims or dividends would result in a lower (higher) fair value measurement.

Private Investment Funds. The range of manager estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period ended September 30, 2025. A significant increase (decrease) in the estimates received from the manager of the private investment funds would result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher (lower) fair value measurement.

The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or "gating" provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

	Fair Value	Redemption Frequency	Redemption Notice Period
California Carbon Allowances (a)	$15,847,372	quarterly	90 days
Multi-Strategy (b)	515,490	illiquid	N/A
Long-Short Global Healthcare (c)	23,667184	quarterly	45 days
Long-Short European (d)	36,216,430	monthly	60 days
Directional (e)	37,709,984	monthly	30 days
Multi-Strategy & Credit Long/Short (f)	15,242,533	monthly	35 days
Total	$129,198,993

(a)	This strategy is primarily comprised of investments in California Carbon Allowances.
(b)	This strategy is primarily comprised of capital allocated to various strategies based on risk and return profiles. This strategy includes $515,490 of redemption residuals.
(c)	This strategy is primarily comprised of long and short positions in global healthcare securities.
(d)	This strategy is primarily comprised of long and short positions in small and mid-cap European equities.
(e)	This strategy is primarily comprised of global futures, US equities, ETFS, and ADRs selected using quantitative analysis to predict likely short-term price changes.
(f)	This strategy is primarily comprised of multi-strategy and credit long/short managers investing across macro and quantitative strategies.

4. Derivative and Other Financial Instruments

During the period ended September 30, 2025, the fund invested in derivatives, such as but not limited to futures, currency forwards, purchased and written options, total return basket swaps and total return equity swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for ‘‘hedging’’ when TAS or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS’s or the money manager’s general understanding of how derivative instruments act in relation to referenced securities or markets as well as on market conditions, all of which are out of the control of TAS or the money manager.

Financial Futures Contracts

The fund may use futures contracts, generally in one of three ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices, globally; (2) to gain exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund's fixed income holdings to targeted levels.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (‘‘initial margin’’). An outstanding futures contract is valued daily, and the payment in cash of ‘‘variation margin’’ will be required, a process known as ‘‘marking to the market’’. Each day, the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as ‘‘contract markets’’ by the Commodity Futures Trading Commission and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts may trade on a number of exchange markets, and through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Periodically, securities can be designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The fund may use swaps and generally uses them in the following ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices; (2) to gain exposure, both long and short, to the total returns of individual equities and bonds; and (3) to gain long-term exposures to the total returns of selected investment strategies. While swaps falling into the first and third categories are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers' evolving views of the expected risk/reward of the trade.

At the end of the period, the fund maintained one total return basket swap contract to obtain exposure to a portfolio of long and/or short securities.

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular ‘‘notional amount’’ or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a ‘‘basket’’ of securities representing a particular index or portfolio of securities and other instruments. Swaps can also be based on credit and other events.

A fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty with respect to a particular swap agreement are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement does not provide for that type of netting, the full amount of the fund’s obligations will be accrued on a daily basis.

Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. In some instances, the independent amount can be a significant percentage of the notional amount. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. Other risks may apply if an independent amount has been posted.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.

Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the fund is equal to the notional value of the position.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an ‘‘underlying instrument’’) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option net of the premium received by the fund for the sale of the put option. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.

The fund may write ‘‘covered’’ call options, meaning that the fund owns the underlying instrument that is subject to the call, or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option covered by the underlying instrument that is subject to the call, the underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

Forward Currency Contracts

At times, the fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments, when applicable. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

At times, the fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited at the fund’s custodian for the benefit of the broker is recorded as Deposits with broker for securities sold short on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the Schedule of Investments. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In ‘‘short selling,’’ the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund's derivative instruments grouped by contract type and primary risk exposure category as of September 30, 2025. These derivatives are not accounted for as hedging instruments.

The following table lists the fair values of the fund's derivative holdings as of September 30, 2025, grouped by contract type and risk exposure category:

Derivative Type	Statement of Assets and Liability and Location	Foreign Currency Risk	Quarterly Average %*	Equity Risk	Quarterly Average %*	Interest Rate Risk	Quarterly Average %*	Total
Asset Derivatives
Purchased Options	Investments in securities, at value	—	—%	114,940,200	6.06%	—	—%	114,940,200
Total Return Swap Contracts	Unrealized appreciation on swap contracts	—	—%	148,030	0.00%	—	—%	148,030
Total Return Swap Agreements (CFD)	Unrealized appreciation on swap contracts	—	—%	1,062,878	0.04%	—	—%	1,062,878
Forward Currency Contracts	Unrealized appreciation on forward currency contracts	433,101	0.03%	—	—%	—	—%	433,101
Financial Futures Contracts	Due from broker for futures variation margin**	49,440	0.02%	1,622,175	0.19%	1,009,079	0.09%	2,680,694
Total Value - Assets		482,541		117,773,283		1,009,079		119,264,903
Liability Derivatives
Written Options	Written option, at value	—	—%	(32,442,150)	-4.07%	—	—%	(32,442,150)
Total Return Basket Swap Contracts	Unrealized depreciation on swap contracts	—	—%	—	—%	—	—%	—
Total Return Swap Agreements (CFD)	Unrealized depreciation on swap contracts	—	—%	(240,635)	-0.02%	—	—%	(240,635)
Forward Currency Contracts	Unrealized depreciation on forward currency contracts	—	—%	—	—%	—	—%	—
Financial Futures Contracts	Due to broker for futures variation margin**	(93,822)	-0.05%	(2,922,290)	-0.28%	—	-0.02%	(3,016,112)
Total Value - Liabilities		(93,822)		(35,605,075)		—		(35,698,897)

* The Quarterly Average % is a representation of the volume of derivative activity. Quarterly Average % was calculated as follows: At each quarter end from and including December 31, 2024 to and including September 30, 2025, the absolute value of the applicable fair value amount was divided by net assets to derive a percentage of net assets for each quarter end. The Quarterly Average % amount represents the average of these four percentages.

** Includes appreciation (depreciation) on the date the contracts are opened through September 30, 2025.

5. Federal Tax Information

The cost of investments, the aggregate gross unrealized appreciation/(depreciation), and the net unrealized appreciation/(depreciation) on investments at September 30, 2025, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Tax Cost of Investments
$327,617,379	$(217,227,938)	$110,389,441	$1,376,791,937

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses, mark to market on derivatives, mark to market on passive foreign investment companies, partnerships, and tax adjustments related to holding offsetting positions such as constructive sales.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2025.

6. Repurchase and Reverse Repurchase Agreements

The fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest.

In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian's books cash and/or liquid securities in an amount equal to the amount of the fund's obligation (cost) to repurchase the securities, including accrued interest.

The following table presents the fund’s repurchase agreements net of amounts available for offset and net of the related collateral received as of September 30, 2025:

Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received*	Net Amount
Fixed Income Clearing Corp.	$163,136,264	$—	$(163,136,264)	$—
Total	$163,136,264	$—	$(163,136,264)	$—

* Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

Please see Note 4, Derivatives and Other Financial Instruments, for further discussion of netting provisions and similar arrangements.

7. Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund engages multiple external money managers, each of which manages a portion of the fund's assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the US, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund invests in small capitalization stocks. These investments may entail different risks than larger capitalizations stocks, including potentially lesser degrees of liquidity.

The fund may engage in short sales in which it sells a security it does not own. To complete such a transaction, the fund must borrow or otherwise obtain the security to make delivery to the buyer. The fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. The fund’s investment performance will suffer if a security that it has sold short appreciates in value.

8. Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.